UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 32.7%
*	Activision Blizzard, Inc.	370,270	$4,588
*	Adobe Systems Incorporated	152,549	5,040
*	Apple, Inc.	64,080	11,878
*	Cavium Networks, Inc.	152,900	3,283
*	Cognizant Technology Solutions Corporation	137,790	5,327
*	Google, Inc.	25,005	12,399
	Hewlett-Packard Company	349,500	16,500
*	Juniper Networks, Inc.	152,800	4,129
	Microsoft Corporation	447,200	11,578
	Qualcomm Incorporated	284,840	12,812
*	Silicon Laboratories, Inc.	137,075	6,355
*	The Ultimate Software Group, Inc.	146,450	4,206
*	VistaPrint Limited †	169,693	8,612
*	WNS Holdings Limited - ADR	218,025	3,484

			110,191

	Health Care - 13.6%
	Allergan, Inc.	150,100	8,520
	Baxter International Inc.	112,900	6,436
*	Celgene Corporation	125,380	7,009
*	Gilead Sciences, Inc.	298,335	13,896
*	IDEXX Laboratories, Inc.	120,130	6,007
*	Nuvasive, Inc.	94,200	3,934

			45,802

	Consumer Discretionary - 12.8%
*	Bed Bath & Beyond, Inc.	142,100	5,334
*	Capella Education Company	64,828	4,365
	DeVry, Inc.	152,545	8,439
	Johnson Controls, Inc.	271,700	6,945
*	K12, Inc.	188,188	3,101
	McDonald’s Corporation	158,800	9,063
	Omnicom Group, Inc.	164,470	6,076

			43,323

	Industrials - 12.2%
*	ABB Ltd - ADR	244,000	4,890
	Danaher Corporation	90,381	6,084
	Fastenal Company	232,229	8,987
*	IHS, Inc.	93,215	4,766
*	InnerWorkings, Inc.	387,510	1,914
	Knight Transportation, Inc.	267,930	4,496
	Roper Industries, Inc.	102,570	5,229
*	TransDigm Group Incorporated	95,700	4,767

			41,133

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Consumer Staples - 8.1%
	CVS Caremark Corporation	273,500	$9,775
	PepsiCo, Inc.	244,300	14,331
*	Smart Balance, Inc.	547,820	3,364

			27,470

	Materials - 6.7%
	Ecolab, Inc.	147,420	6,815
*	Freeport-McMoRan Copper & Gold Inc.	51,900	3,561
	Monsanto Company	71,530	5,536
	Praxair, Inc.	82,965	6,777

			22,689

	Energy - 5.5%
	Apache Corporation	102,765	9,437
*	Weatherford International Ltd.†	231,500	4,799
	XTO Energy, Inc.	103,400	4,272

			18,508

	Financials - 4.8%
*	Affiliated Managers Group, Inc.	101,963	6,629
*	MSCI Inc.	111,226	3,294
	Charles Schwab & Co., Inc.	320,575	6,139

			16,062

	Total Common Stock - 96.4% (cost $271,858)		325,178

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,262,150	1,262

	Total Investment in Affiliate - 0.4% (cost $1,262)		1,262

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.020% dated 9/30/09, due 10/1/09, repurchase price $13,808, collateralized by FNMA, 5.000%, due 3/15/16	$13,808	13,808

	Total Repurchase Agreement - 4.1% (cost $13,808)		13,808

	Total Investments -100.9% (cost $286,928)		340,248
	Liabilities, plus cash and other assets - (0.9)%		(3,099)

	Net assets - 100.0%		$337,149

* Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

See accompanying Notes to Portfolios of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 35.4%
*	Activision Blizzard, Inc.	31,000	$384
*	Adobe Systems Incorporated	9,905	327
	Amphenol Corporation	12,100	456
*	Apple, Inc.	8,125	1,506
*	Broadcom Corporation	13,650	419
*	Cognizant Technology Solutions Corporation	13,600	526
*	EMC Corporation	29,300	499
*	Google, Inc.	2,355	1,168
	Hewlett-Packard Company	24,895	1,175
*	Juniper Networks, Inc.	19,550	528
*	McAfee, Inc.	10,550	462
	Microsoft Corporation	60,435	1,565
	Qualcomm Incorporated	20,465	921

			9,936

	Industrials - 13.1%
	Danaher Corporation	10,572	712
	J. B. Hunt Transport Services, Inc.	14,920	479
	Rockwell Automation, Inc.	12,950	552
	Roper Industries, Inc.	9,950	507
	United Parcel Service, Inc.	16,320	921
	W.W. Grainger, Inc.	5,650	505

			3,676

	Health Care - 11.5%
	Allergan, Inc.	7,715	438
	Baxter International, Inc.	18,010	1,027
*	Celgene Corporation	12,390	693
*	Medco Health Solutions, Inc.	6,200	343
*	Thermo Fisher Scientific Inc.	16,495	720

			3,221

	Consumer Discretionary - 10.9%
*	Discovery Communications, Inc.	25,300	731
	Johnson Controls, Inc.	16,450	420
*	Kohl’s Corporation	11,996	684
	McDonald’s Corporation	9,535	544
*	O’Reilly Automotive, Inc.	10,280	372
	Yum! Brands, Inc.	9,250	312

			3,063

	Consumer Staples - 8.0%
	Colgate-Palmolive Company	8,930	681
	CVS Caremark Corporation	19,010	679
	Mead Johnson Nutrition Company	3,650	165
	PepsiCo, Inc.	12,300	722

			2,247

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Energy - 7.0%
	Apache Corporation	3,615	332
	EOG Resources, Inc.	3,920	327
	Schlumberger Limited†	12,230	729
	Suncor Energy Inc.†	17,230	596

			1,984

	Financials - 6.9%
	CME Group, Inc.	1,195	368
	The Goldman Sachs Group, Inc.	2,557	472
	Invesco Ltd.†	29,450	670
	Charles Schwab & Co., Inc.	21,985	421

			1,931

	Materials - 6.2%
	Ecolab, Inc.	9,900	458
	Monsanto Company	4,430	343
	Praxair, Inc.	11,475	937

			1,738

	Total Common Stock - 99.0% (cost $24,255)		27,796

	Repurchase Agreement
	State Street Bank and Trust Company, 0.020% dated 9/30/09 due 10/1/09, repurchase price $400, collateralized by U.S. Treasury Bill, 0.160%, due 3/18/10	$400	400

	Total Repurchase Agreement - 1.4% (cost $400)		400

	Total Investments - 100.4% (cost $24,655)		28,196
	Liabilities, plus cash and other assets - (0.4)%		(103)

	Net assets - 100.0%		28,093

* Non-income producing securities

† U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 29.8%
*	Alliance Data Systems Corporation	140,432	$8,578
*	Banctec, Inc.**	603,327	3,017
*	Cavium Networks, Inc.	419,600	9,009
*	DG Fastchannel, Inc	909,751	19,050
*	Euronet Worldwide, Inc.	472,634	11,357
*	Genpact Limited †	554,000	6,814
*	Inuvo, Inc.	7,511,969	1,728
*	j2 Global Communications, Inc.	270,448	6,223
	Jabil Circuit, Inc.	1,311,200	17,583
*	Lionbridge Technologies, Inc.	3,254,058	8,460
*	Move, Inc.	2,658,022	7,177
*	Silicon Laboratories, Inc.	281,323	13,042
*	Solera Holdings, Inc.	482,500	15,011
*	Sonic Solutions	1,300,786	7,714
*	The Ultimate Software Group, Inc.	545,885	15,678
	United Online, Inc.	2,124,710	17,083
*	ValueClick, Inc.	1,023,700	13,503
*	Vertro, Inc.	4,256,353	1,915
*	VistaPrint Limited†	311,546	15,811
*	Web.com Group, Inc.	1,174,351	8,326
*	WNS Holdings Limited - ADR	765,909	12,239

			219,318

	Consumer Discretionary - 23.0%
*	American Apparel, Inc.	1,888,407	6,628
*	Amerigon Incorporated	647,540	4,759
*	Bridgepoint Education, Inc.	490,311	7,482
*	Career Education Corporation	587,100	14,313
*	Coinstar, Inc.	328,000	10,817
*	Dolan Media Company	1,220,066	14,628
*	Duckwall-ALCO Stores, Inc.	460,853	8,272
*	Gaiam, Inc.	1,439,920	10,051
*	Grand Canyon Education, Inc.	542,810	9,678
*	Imax Corporation†	1,460,023	13,739
	Jarden Corporation	678,117	19,035
*	Kona Grill, Inc.	1,042,992	3,463
*	Lincoln Educational Services Corporation	515,803	11,802
*	Lions Gate Entertainment Corporation†	1,244,632	7,667
*	MDC Partners, Inc.†	1,066,188	7,932
*	Motorcar Parts of America, Inc.	767,851	3,931
	Strayer Education, Inc.	34,895	7,596
*	WMS Industries, Inc.	157,800	7,032

			168,825

	Health Care - 16.8%
*	Air Methods Corporation	305,393	9,947
*	American Medical Systems Holdings, Inc.	442,400	7,485
*	CardioNet, Inc.	956,000	6,424
*	Eurand NV †	520,879	7,886
*	Haemonetics Corporation	118,200	6,633
*	Integra Lifesciences Holding Corporation	156,900	5,358
*	Iris International, Inc.	454,392	5,135
*	Kensey Nash Corporation	386,840	11,199
*	Natus Medical Incorporated	392,525	6,057
*	Nuvasive, Inc.	251,000	10,482
*	Orthovita, Inc.	2,197,761	9,648
*	Providence Service Corporation	995,593	11,609
*	Psychiatric Solutions, Inc.	391,405	10,474
*	SurModics, Inc.	390,648	9,610
*	Trinity Biotech plc - ADR	1,380,735	5,454

			123,401

	Industrials - 10.4%
*	Cenveo, Inc.	515,745	3,569
*	Costar Group, Inc.	185,297	7,638
*	CRA International, Inc.	151,715	4,140
*	Graftech International, Ltd.	496,700	7,301
*	Harbin Electric, Inc.	463,352	7,821
*	InnerWorkings, Inc.	1,013,495	5,007
	Msc Industrial Direct Co., Inc.	257,500	11,222
*	Odyssey Marine Exploration, Inc.	2,646,530	4,923
*	On Assignment, Inc.	1,434,501	8,392
*	Orbital Sciences Corporation	338,900	5,073
	Transdigm Group, Inc.	229,714	11,442

			76,528

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Financials - 10.0%
*	Affiliated Managers Group, Inc.	162,682	10,576
	Allied World Assurance Company Holdings, Ltd †	148,200	7,103
*	Artio Global Equity Fund Inc.	206,756	5,407
*	FBR Capital Markets Corporation	1,426,667	8,460
*	FirstService Corporation †	596,271	11,460
*	Marlin Business Services Corporation	955,263	7,814
*	National Financial Partners Corporation	777,830	6,783
*	Penson Worldwide, Inc.	724,800	7,060
	United Western Bancorp, Inc.	2,315,515	9,193

			73,856

	Energy - 4.6%
*	Carrizo Oil & Gas, Inc.	361,000	8,841
*	Comstock Resources, Inc.	136,060	5,453
*	Concho Resources, Inc.	328,613	11,935
*	Oil States International, Inc.	206,400	7,251

			33,480

	Material - 2.3%
	Celanese Corporation	289,400	7,235
*	Horsehead Holding Corp.	808,000	9,470

			16,705

	Consumer Staples - 1.8%
*	Overhill Farms, Inc.	1,154,152	6,983
*	Smart Balance, Inc.	990,307	6,080

			13,063

	Total Common Stock - 98.7% (cost $609,404)		725,176

	Investment in Warrants
	Motorcar Parts of America, Inc., 2012, $15.00**	111,575	—
	Total Investment in Warrants - 0.0% (cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,296,685	3,297

	Total Investment in Affiliate - 0.4% (cost $3,297)		3,297

	Short-Term Investments
	American Express Credit Corp., Demand Note, VRN, 0.096%, due 10/1/09	$500	500

	Total Short-Term Investments - 0.1% (cost $500)		500

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.020% dated 9/30/09, due 10/1/09, repurchase price $9,631, collateralized by FHLMC, 1.625%, due 7/22/11, and by FNMA, 5.000%, due 3/15/16	$9,631	9,631

	Total Repurchase Agreement - 1.3% (cost $9,631)		9,631

	Total Investments - 100.5% (cost $622,832)		738,604
	Liabilities, plus cash and other assets - (0.5)%		(3,949)

	Net assets - 100.0%		$734,655

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

** Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represents 0.41% of the Fund's net assets at September 30, 2009. These securities were also deemed illiquid pursuant to Liquidity Procedures approved by Board of Trustees.

See accompanying Notes to Portfolios of Investments.

		Share Activity				Period Ended September 30, 2009
						(in thousands)
	Security Name	Balance 12/31/2008	Purchases	Sales	Balance 9/30/2009	Value	Dividends Included in Income
	Amerigon	1,181,267	235,900	769,627	647,540	$4,759	$—
p	Duckwall-ALCO Stores, Inc.	359,361	101,492	—	460,853	8,272	—
p	Gaiam, Inc.	—	1,439,920	—	1,439,920	10,051	—
	Granite City Food & Brewery, Ltd.	1,137,260	—	1,137,260	—	—	—
p	Kona Grill, Inc.*	744,995	297,997	—	1,042,992	3,463	—
p	Lionbridge Technologies, Inc.	—	3,254,058		3,254,058	8,460	—
p	Marlin Business Services Corp.	860,992	129,595	35,324	955,263	7,814	—
	MDC Partners, Inc.	922,001	947,663	803,476	1,066,188	7,932	—
p	Motorcar Parts of America, Inc.	678,936	88,915	—	767,851	3,931	—
	Optimal Group, Inc.	1,615,192	—	1,615,192	—	—	—
p	Overhill Farms, Inc.	1,215,052	263,100	324,000	1,154,152	6,983	—
	Physicians Formula Holdings, Inc.	862,320	278,889	1,141,209	-	-	—
p	Providence Service Corporation	560,693	700,322	265,422	995,593	11,609	—
	Sonic Solutions	2,661,273	765,416	2,125,903	1,300,786	7,714	—
p	Vertro, Inc. (formerly Miva, Inc.)	3,885,215	371,138	—	4,256,353	1,915	—
	Virtusa Corporation	1,307,147	3,700	1,310,847	—	—	—
	Web.com Group, Inc.	2,004,499	214,047	1,044,195	1,174,351	8,326	—

						$91,229	$—

*	The purchased shares were acquired through the company’s 2 per 5 rights offer on 4/15/2009.

p	Affiliated company at September 30, 2009. The Small Cap Growth Fund's total value in companies deemed to be affiliated at September 30, 2009 was $62,498 (in thousands).

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 24.3%
*	Activision Blizzard, Inc.	72,020	$892
*	Alliance Data Systems Corporation	26,550	1,622
	Amphenol Corporation - Class “A”	16,200	610
*	Broadcom Corporation	30,450	934
*	Cognizant Technology Solutions Corporation	32,790	1,268
*	Concur Technologies, Inc.	29,030	1,154
*	Dolby Laboratories, Inc. Class “A”	22,570	862
*	Genpact Limited	64,900	798
*	Juniper Networks, Inc.	38,600	1,043
*	McAfee, Inc.	12,200	534
*	Nuance Communications, Inc.	58,930	882
*	Silicon Laboratories, Inc.	26,410	1,224
	Solera Holdings, Inc.	21,700	675
*	Trimble Navigation Limited	41,700	997
*	VistaPrint Limited†	15,130	768

			14,263

	Industrials - 23.0%
	C. H. Robinson Worldwide, Inc.	9,565	552
	Fastenal Company	50,375	1,950
	J.B. Hunt Transport Services, Inc.	21,410	688
*	Iron Mountain Incorporated	50,227	1,339
	Manpower, Inc.	16,290	924
	MSC Industrial Direct Co., Inc.	28,700	1,251
	Precision Castparts Corp.	6,850	698
	Ritchie Bros. Auctioneers Incorporated †	35,050	860
	Robert Half International, Inc.	54,400	1,361
	Roper Industries, Inc.	21,760	1,109
*	Stericycle, Inc.	27,030	1,310
	TransDigm Group Incorporated	28,850	1,437

			13,479

	Consumer Discretionary - 22.2%
*	Bed Bath & Beyond, Inc.	35,660	1,339
*	Carmax, Inc.	24,570	513
*	Chipotle Mexican Grill, Inc. Class “B”	24,500	2,039
	DeVry, Inc.	25,010	1,384
*	Dick’s Sporting Goods, Inc.	80,990	1,814
	Gentex Corporation †	94,380	1,335
*	O’Reilly Automotive, Inc.	47,380	1,712
	Strayer Education, Inc.	4,245	924
*	WMS Industries, Inc.	43,440	1,936

			12,996

	Health Care - 9.2%
*	athenahealth, Inc.	22,910	879
*	IDEXX Laboratories, Inc.	27,010	1,350
*	Illumina, Inc.	35,520	1,510
*	Intuitive Surgical, Inc.	1,120	294
*	Mettler-Toledo Holding, Inc.	8,870	804
*	Myriad Genetics, Inc.	19,430	532

			5,369

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Financials - 6.5%
*	Affiliated Managers Group, Inc.	21,275	$1,383
	Greenhill & Co., Inc.	13,920	1,247
	HCC Insurance Holdings, Inc.	42,470	1,161

			3,791

	Energy - 5.1%
*	Denbury Resources, Inc.	33,770	511
*	Newfield Exploration Company	15,930	678
	Range Resources Corporation	12,900	637
*	Southwestern Energy Company	26,470	1,130

			2,956

	Materials - 4.8%
	Airgas, Inc.	25,300	1,224
	Ecolab, Inc.	34,600	1,600

			2,824

	Consumer Staples - 3.9%
	Church & Dwight Co., Inc.	15,400	874
*	Green Mountain Coffee Roasters, Inc.	9,300	687
*	Hansen Natural Corporation	20,520	754

			2,315

	Total Common Stock - 99.0% (cost $45,693)		57,993

	Investment in Affiliate
	William Blair Ready Reserves Fund	18,723	19

	Total Investment In Affiliate - 0.1% (cost $19)		19

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.020% dated 9/30/09, due 10/1/09, repurchase price $1,185, collateralized by FNMA, 5.000%, due 3/15/16	$1,185	1,185

	Total Repurchase Agreement - 2.0% (cost $1,185)		1,185

	Total Investments - 101.0% (cost $46,897)		59,197

	Liabilities, plus cash and other assets - (1.0)%		(627)

	Net Assets - 100.0%		$58,570

* Non-income producing securities

†= U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 24.9%
*	Alliance Data Systems Corporation	24,000	$1,466
*	ANSYS, Inc.	35,400	1,326
	Blackbaud, Inc.	81,548	1,892
*	Cavium Networks, Inc.	72,600	1,559
*	Cognizant Technology Solutions Corporation	54,395	2,103
*	Concur Technologies, Inc.	86,100	3,423
*	Cybersource Corporation	88,560	1,476
*	DG Fastchannel, Inc.	85,150	1,783
*	Euronet Worldwide, Inc.	97,033	2,332
*	j2 Global Communications, Inc.	61,075	1,405
	Jabil Circuit, Inc.	118,500	1,589
*	McAfee, Inc.	57,400	2,514
*	Silicon Laboratories, Inc.	48,060	2,228
*	Ultimate Software Group, Inc.	72,125	2,071
	United Online, Inc.	343,830	2,764
*	VistaPrint Limited†	74,005	3,756

			33,687

	Industrials - 20.8%
*	Allegiant Travel Company	26,565	1,012
*	Cenveo, Inc.	100,200	693
*	Corrections Corporation of America	72,055	1,632
*	CoStar Group, Inc.	46,600	1,921
*	CRA International, Inc.	44,400	1,212
	Fastenal Company	80,660	3,122
*	Graftech International, Ltd.	111,600	1,641
	Heidrick & Struggles International, Inc.	72,740	1,692
*	InnerWorkings, Inc.	228,180	1,127
*	Iron Mountain Incorporated	50,461	1,345
	Manpower, Inc.	34,950	1,982
*	Monster Worldwide, Inc.	82,100	1,435
	Ritchie Bros. Auctioneers Incorporated †	88,200	2,164
	Robert Half International, Inc.	81,200	2,032
*	Stericycle, Inc.	51,020	2,472
	TransDigm Group Incorporated	53,300	2,655

			28,137

	Consumer Discretionary - 17.4%
*	Career Education Corporation	141,600	3,452
*	Chipotle Mexican Grill, Inc. Class “B”	18,165	1,512
	DeVry, Inc.	51,765	2,864
*	Dick’s Sporting Goods, Inc.	93,400	2,092
	Gentex Corporation	101,200	1,432
*	IMAX Corporation †	183,573	1,727
	Jarden Corporation	89,800	2,521
*	K12, Inc.	89,050	1,468
*	O’Reilly Automotive, Inc.	29,050	1,050
	Strayer Education, Inc.	10,800	2,351
*	Tempur-Pedic International, Inc.	68,400	1,295
*	Under Armour, Inc.	63,760	1,774

			23,538

	Health Care - 14.5%
*	athenahealth, Inc.	38,100	1,462
*	Covance, Inc.	28,600	1,549
*	Haemonetics Corporation	44,700	2,509
*	HMS Holdings Corp.	53,500	2,045
*	Hologic, Inc.	108,310	1,770
*	IDEXX Laboratories, Inc.	44,605	2,230
*	Illumina, Inc.	46,380	1,971
*	Kensey Nash Corporation	24,000	695
*	NuVasive, Inc.	53,060	2,216
*	Phase Forward Incorporated	121,560	1,707
*	SurModics, Inc.	59,495	1,464

			19,618

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Financials -7.9%
*	Affiliated Managers Group, Inc.	50,480	$3,282
*	First Horizon National Corporation	100,700	1,332
*	FirstService Corporation †	52,900	1,017
	Greenhill & Co., Inc.	17,440	1,562
	HCC Insurance Holdings, Inc.	43,550	1,191
	Invesco, Ltd. †	103,200	2,349

			10,733

	Energy - 5.2%
*	Comstock Resources, Inc.	27,100	1,086
*	Concho Resources, Inc.	45,240	1,643
	Helmerich & Payne, Inc.	36,180	1,430
*	Newfield Exploration Company	34,000	1,447
*	Petrohawk Energy Corporation	55,580	1,346

			6,952

	Consumer Staples - 3.8%
	Alberto-Culver Company	77,150	2,135
*	Green Mountain Coffee Roasters, Inc.	39,605	2,924

			5,059

	Materials - 1.9%
	Airgas, Inc.	53,635	2,594

	Total Common Stock - 96.4% (cost $106,597)		130,318

	Investment in Affiliate
	William Blair Ready Reserves Fund	22,695	23

	Total Investment In Affiliate - 0.0% (cost $23)		23

	Repurchase Agreement
	State Street Bank and Trust Company, 0.020% dated 9/30/09 due 10/1/09, repurchase price $5,965, collateralized by U.S Treasury Bill, 0.160%, due 3/18/10	$5,965	5,965

	Total Repurchase Agreement - 4.4% (cost $5,965)		5,965

	Total Investments - 100.8% (cost $112,585)		136,306
	Liabilities, plus cash and other assets - (0.8)%		(1,129)

	Net Assets - 100.0%		$135,177

* Non-income producing securities

† U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere - 36.0%
	United States - 34.5%
*	Adobe Systems Incorporated (Software)	14,035	$464
	Apache Corporation (Oil, gas & consumable fuels)	6,131	563
*	Apple Inc. (Computers & peripherals)	3,230	599
*	Artio Global Investors Inc. (Capital markets)	6,328	165
*	Autodesk, Inc. (Software)	14,936	355
*	Autozone, Inc. ( Specialty retail)	3,591	525
	C.H. Robinson Worldwide, Inc. (Air freight & logistics)	9,420	544
*	Celgene Corporation (Biotechnology)	6,792	380
*	Chipotle Mexican Grill, Inc., Class “A” (Hotels, restaurants & leisure)	2,029	197
*	Discovery Communications, Inc. (Media)	13,730	397
	EOG Resources, Inc. (Oil, gas & consumable fuels)	8,502	710
*	Express Scripts, Inc. (Health care providers & services)	6,161	478
	Gentex Corporation (Auto components)	19,010	269
*	Gilead Sciences, Inc. (Biotechnology)	9,651	450
	The Goldman Sachs Group, Inc. (Capital markets)	2,361	435
*	Google, Inc. Class “A” (Internet software & services)	1,201	596
	J.B. Hunt Transport Services, Inc. (Road & rail)	14,831	477
*	Illumina, Inc. (Life sciences tools & services)	12,705	540
	Invesco Ltd. (Capital markets)	17,814	405
*	Jacobs Engineering Group Inc. (Construction & engineering)	12,878	592
	JPMorgan Chase & Co. (Diversified financial services)	16,020	702
*	Juniper Networks, Inc. (Communications equipment)	17,447	471
*	McAfee, Inc. (Software)	7,892	346
*	MSCI Inc., Class “A” (Diversified financial services)	6,681	198
*	Newfield Exploration Company (Oil, gas & consumable fuels)	8,946	381
*	NVR, Inc. (Household durables)	523	333
	Praxair, Inc. (Chemicals)	7,238	591
*	Priceline.com Incorporated (Internet & catalog retail)	2,480	411
	Yum! Brands, Inc. (Hotels, restaurants, & leisure)	10,214	345

			12,919

	Canada - 1.5%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	25,101	570

	Europe - 16.6%
	Denmark - 0.9%
	Novozymes A/S (Chemicals)	3,394	321

	France - 3.2%
	Alstom S.A. (Electrical equipment)	7,080	518
*	Gemalto N.V. (Computers & peripherals)	8,641	404
	Hermes International S.C.A. (Textiles, apparel & luxury goods)	1,864	276

			1,198

	Italy - 1.7%
	Ansaldo STS SpA (Transportation infrastructure)	17,464	358
	Trevi Finanziaria SpA (Construction & engineering)	16,875	294

			652

	Ireland - 1.0%
	Accenture plc, Class “A” (IT services)†	10,360	386

	Germany - 0.9%
	SAP AG (Software)	7,182	348

	Belgium - 1.4%
	Anheuser-Busch Inbev S.A. NV (Beverages)	11,242	516

	Portugal - 0.9%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	39,553	346

	Sweden - 1.0%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	6,450	363

	Switzerland - 5.6%
*	ABB Ltd. (Electrical equipment)	38,797	780
	Credit Suisse Group AG (Capital markets)	12,044	670
	Partners Group Global Opportunities, Ltd. (Capital markets)	3,188	389
	Sonova Holding AG (Health care equipment & supplies)	2,581	261

			2,100

	Emerging Asia - 12.7%
	China - 7.0%
*	Baidu, Inc. - ADR (Internet software & services)	1,324	518
	China Life Insurance Co., Ltd. (Insurance)	100,000	436
	China Railway Construction Corporation Limited (Construction & engineering)	154,000	204
	China Vanke Co., Ltd. (Real estate management & development)	349,100	438
	Geely Automobile Holdings Limited (Automobiles)	1,420,000	386
	Industrial and Commercial Bank of China (Commercial banks)	477,000	358
	Wasion Group Holdings Limited (Electronic equipment, instruments, & components)	302,000	266

			2,606

	India - 1.3%
	Larsen & Toubro, Ltd. (Construction & engineering)	13,424	469

	Indonesia - 1.3%
	PT Astra International Tbk (Automobiles)	142,500	489

	Issuer	Shares or Principal Amount	Value
	Emerging Asia - 12.7% - (continued)
	South Korea - 3.1%
	Hyundai Motor Company (Automobiles)	7,301	$689
	LG Household & Health Care Ltd. (Household products)	2,063	462

			1,151

	Japan - 11.1%
	Daikin Industries Ltd. (Building products)	9,900	355
	Fast Retailing Co., Ltd. (Specialty retail)	3,500	442
	Gree Inc. (Internet software & services)	4,200	228
	Honda Motor Co., Ltd. (Automobiles)	22,200	674
	kabu.com Securities Co., Ltd. (Capital markets)	144	174
	Kakaku.com, Inc. (Internet software & services)	48	176
	Keyence Corporation (Electronic equipment, instruments & components)	1,600	341
	Komatsu Ltd. (Machinery)	29,700	554
	Kurita Water Industries, Ltd. (Machinery)	13,300	476
	Softbank Corporation (Wireless telecommunication services)	23,300	511
	Start Today Co., Ltd. (Internet & catalog retail)	114	229

			4,160

	United Kingdom - 10.8%
	Amlin plc (Insurance)	59,509	365
*	Autonomy Corporation plc (Software)	16,887	441
*	Barclays plc (Commercial banks)	86,669	514
	BG Group plc (Oil, gas & consumable fuels)	21,243	370
	BlueBay Asset Management plc (Capital markets)	80,541	381
	Experian plc (Professional services)	64,439	544
	Petrofac, Ltd. (Energy equipment & services)	28,277	448
	Standard Chartered plc (Commercial banks)	25,486	630
	Vedanta Resources plc (Metals & mining)	11,411	347

			4,040

	Asia - 5.9%
	Australia - 1.5%
	BHP Billiton Limited - ADR (Metals & mining)	16,899	557

	Hong Kong - 2.8%
	Li & Fung, Ltd. (Distributors)	102,000	409
	Noble Group Limited (Trading companies & distributors)	365,000	630

			1,039

	Singapore - 0.6%
	Wilmar International, Ltd. (Food products)	47,700	212

	Taiwan - 1.0%
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	197,000	390

	Emerging Europe, Mid-East, Africa - 3.3%
	Israel - 1.2%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	8,829	446

	South Africa - 2.1%
*	Aspen Pharmacare Holdings, Limited (Pharmaceuticals)	46,873	387
	Naspers, Ltd. (Media)	11,900	407

			794

	Emerging Latin America - 2.6%
	Brazil - 1.2%
	Natura Cosmeticos S.A. (Personal products)	23,800	429

	Mexico - 1.4%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	155,000	537

	Total Common Stock - 99.0% (cost $30,560)		37,038

	Preferred Stocks
	Brazil - 1.1%
	Itau Unibanco Holdings S.A. - GDR (Commercial banks )	20,850	420
	Total Preferred Stocks - 1.1% (cost $173)		420

	Investment in Affiliate
	William Blair Ready Reserves Fund	28,796	29

	Total Investment in Affiliate - 0.1% (cost $29)		29

	Repurchase Agreement	$77	77

	State Street Bank and Trust Company, 0.020% dated 9/30/09, due 10/1/09, repurchase price $77, collateralized by U.S. Treasury Bill, 0.160%, due 3/18/10
	Total Repurchase Agreement - 0.2% (cost $77)		77

	Total Investments - 100.4% (cost $30,839)		37,564
	Liabilities, plus cash and other assets - (0.4)%		(131)

	Net assets - 100.0%		$37,433

*	Non-income producing securities

†  U.S. listed foreign security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	19.4%
Consumer Discretionary	18.3%
Industrials	18.1%
Information Technology	16.9%
Health Care	7.9%
Consumer Staples	6.6%
Energy	6.6%
Materials	4.8%
Telecommunication Services	1.4%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	39.6%
Japanese Yen	11.1%
Pound Sterling	10.8%
Euro	8.2%
Hong Kong Dollar	6.7%
Swiss Franc	5.6%
South Korean Won	3.1%
Brazilian Real	2.3%
Singapore Dollar	2.2%
South African Rand	2.1%
Australian Dollar	1.5%
Mexican Peso	1.4%
Indonesian Rupiah	1.3%
Indian Rupee	1.3%
New Taiwan Dollar	1.0%
Swedish Krona	1.0%
All Other Currencies	0.8%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 26.0%
	Belgium - 2.3%
	Anheuser-Busch InBev S.A. (Beverages)	1,589,527	$72,908
	Colruyt SA (Food & staples retailing)	111,201	26,145

			99,053

	Denmark - 2.4%
	Novo-Nordisk A/S (Pharmaceuticals)	738,400	46,441
	Novozymes A/S (Chemicals)	225,022	21,269
	SimCorp A/S (Software)	36,745	7,569
*	Vestas Wind Systems A/S (Electrical equipment)	408,575	29,782

			105,061

	Finland - 0.1%
	F-Secure Corporation OYJ (Software)	1,596,262	6,802

	France - 7.4%
	Alstom S.A. (Electrical equipment)	627,265	45,936
	April Group S.A. (Insurance)	372,202	15,716
	bioMerieux S.A. (Health care equipment & supplies)	60,005	6,614
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	407,803	22,560
	Essilor International (Health care equipment & supplies)	625,309	35,706
*	Gemanlto NV (Computers & peripherals)	197,515	9,238
	Hermes International S.C.A. (Textiles, apparel & luxury goods)	162,256	24,008
	Iliad S.A. (Diversified telecommunication services)	146,484	16,546
	L Air Liquide S.A. (Chemicals)	572,358	65,218
	Orpea (Health care providers & services)	201,116	9,303
	Schneider Electric S.A. (Electrical equipment)	203,624	20,718
	Vinci S.A. (Construction & engineering)	861,660	48,933

			320,496

	Germany - 2.4%
	BASF Group (Chemicals)	966,478	51,170
	SAP (Software)	1,071,930	51,978

			103,148

	Ireland - 1.1%
	CRH plc (Construction materials)	1,240,205	34,340
	Paddy Power plc (Hotels, restaurants & leisure)	377,593	11,504

			45,844

	Italy - 0.5%
	Ansaldo STS SpA (Transportation infrastructure)	583,414	11,963
	Diasorin SpA (Health care equipment & supplies)	281,453	9,464

			21,427

	Luxembourg - 0.2%
	Oriflame Cosmetics S.A. (Personal products)	168,825	8,655

	Netherlands - 0.2%
	BinckBank N.V. (Capital markets)	413,636	7,358

	Norway - 0.2%
	Opera Software ASA (Internet software & services)	2,317,357	9,058

	Portugal - 0.6%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	3,006,242	26,327

	Spain - 2.4%
	Banco Santander, S.A. (Commercial banks)	2,654,362	42,880
	Iberdrola Renovables S.A. (Independent power producers & energy traders)	4,446,998	21,938
	Industria De Diseno Textile Inditex S.A. (Specialty retail)	418,495	24,065
	Tecnicas Reunidas S.A. (Energy equipment & services)	303,581	16,638

			105,521

	Sweden - 1.3%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	1,023,075	57,505

	Switzerland - 4.9%
*	ABB Ltd. (Electrical equipment)	1,035,912	20,830
*	Actelion, Ltd. (Biotechnology)	190,967	11,872
	Credit Suisse Group AG (Capital markets)	1,377,450	76,638
	Kuehne & Nagel International AG (Marine)	191,605	16,689
*	Orascom Development (Hotels, restaurants & leisure)	33,759	3,027
	Partners Group Global Opportunities, Ltd. (Capital markets)	218,798	26,712
	SGS S.A. (Professional services)	21,774	29,349
	Sonova Holding AG (Health care equipment & supplies)	196,639	19,896
*	Temenos Group AG (Software)	324,835	7,636

			212,649

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 19.1%
	Aberdeen Asset Management plc (Capital markets)	3,591,917	$8,637
	Admiral Group plc (Insurance)	666,040	12,335
	Aggreko plc (Commercial services & supplies)	781,365	8,791
	AMEC plc (Energy equipment & services)	2,118,977	25,666
	Amlin plc (Insurance)	2,976,907	18,276
	Antofagasta plc (Metals & mining)	2,779,729	33,812
	Ashmore Group plc (Capital markets)	2,375,458	9,530
*	ASOS plc (Internet & catalog retail)	1,141,437	6,399
*	Autonomy Corporation plc (Software)	1,484,096	38,750
*	Barclays plc (Commercial banks)	9,911,405	58,738
	Bellway plc (Household durables)	422,461	5,624
*	The Berkeley Group Holding plc (Household durables)	824,889	11,706
	BG Group plc (Oil, gas & consumable fuels)	3,593,337	62,628
*	Blinkx plc (Internet software & services)	6,265,874	1,904
	BlueBay Asset Management plc (Capital markets)	2,690,435	12,714
	British Sky Broadcasting Group plc (Media)	4,757,706	43,583
	Britvic plc (Beverages)	1,359,407	7,668
	Capita Group plc (Professional services)	2,722,569	31,493
	Chemring Group plc (Aerospace & defense)	376,008	14,713
*	Climate Exchange plc (Diversified financial services)	574,271	7,608
*	Dana Petroleum plc (Oil, gas & consumable fuels)	587,934	13,222
	Experian plc (Professional Services)	2,497,354	21,088
*	Heritage Oil plc (Oil, gas, & consumable fuels)	1,048,493	8,270
	Mothercare plc (Multiline retail)	715,393	6,454
	NEXT plc (Multiline retail)	1,414,037	40,578
	Petrofac Limited (Energy equipment & services)	1,479,697	23,418
	Reckitt Benckiser plc (Household products)	866,790	42,436
	Rightmove plc (Media)	359,792	3,196
*	Rolls-Royce Group plc (Aerospace & defense)	5,044,769	38,067
	Rotork plc (Electronic equipment & instruments)	1,407,356	25,467
	RPS Group plc (Commercial services & supplies)	3,881,518	13,972
	Serco Group plc (Commercial services & supplies)	2,515,139	20,341
	Standard Chartered plc (Commercial banks)	2,616,762	64,638
*	Telecity Group plc (Internet software & services)	774,676	3,970
	Tullow Oil plc (Oil, gas & consumable fuels)	1,017,110	18,403
	Ultra Electronic Holdings plc (Aerospace & defense)	588,690	12,615
	Vedanta Resources plc (Metals & mining)	545,822	16,612
	VT Group plc (Aerospace & defense)	2,307,731	20,847
	The Weir Group plc (Machinery)	1,150,579	12,467

			826,636

	Emerging Asia - 18.6%
	China - 5.8%
*	Baidu, Inc. - ADR (Internet software & services)	34,199	13,374
	China Dongxiang (Group) Co., Ltd. (Textiles, apparel, & luxury goods)	25,145,000	16,724
	China High Speed Transmission (Electrical equipment)	6,561,000	13,403
	China Railway Construction Corporation Limited (Construction & engineering)	6,808,000	9,021
	China Shenhua Energy Company Limited (Oil, gas, & consumable fuels)	4,454,000	19,305
*	China Zhongwang Holdings Limited (Metals & mining)	16,523,600	16,246
	CNOOC Limited (Oil, gas & consumable fuels)	19,367,000	26,110
*	Ctrip.com International, Ltd. - ADR (Hotels, restaurants, & leisure)	322,989	18,989
	Dongfeng Motor Group Company Limited (Automobiles)	28,312,000	29,947
	Geely Automobile Holdings Limited (Automobiles)	33,100,000	8,990
	Hengan International Group Co., Ltd. (Personal products)	2,836,000	17,119
	Industrial and Commercial Bank of China (Commercial banks)	53,618,000	40,212
	Minth Group, Ltd. (Auto components)	4,842,000	4,340
*	New Oriental Education & Technology Group, Inc. - ADR (Diversified consumer services)	129,450	10,414
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	2,112,000	6,967

			251,161

	India - 5.8%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	847,168	40,802
	Educomp Solutions Limited (Diversified consumer services)	176,150	17,104
	Hero Honda Motors Limited (Automobiles)	897,277	31,099
	Housing Development Finance Corp. (Thrifts & mortgage finance)	486,503	28,076
	Infosys Technologies Limited (IT services)	816,098	38,952
	Jindal Steel & Power Limited (Metals & mining)	983,946	11,933
	Larsen & Toubro, Ltd. (Construction & engineering)	1,031,638	36,042
	Lupin Limited (Pharmaceuticals)	174,658	4,117
	Reliance Industries Limited (Oil, gas, & consumable fuels)	574,727	26,170
	Unitech Limited (Real estate management & development)	8,017,900	17,788

			252,083

	Indonesia - 2.2%
	PT Astra International Tbk (Automobiles)	9,036,500	30,994
	PT Bank Rakyat Indonesia (Commercial banks)	39,859,000	30,736
	PT London Sumatra Indonesia (Food products)	11,030,500	8,671
	PT United Tractors Tbk (Machinery)	14,924,500	23,978

			94,379

	Malaysia - 1.0%
	CIMB Group Holdings Berhad (Commercial banks)	8,051,100	25,757
	IOI Corporation Berhad (Food products)	7,844,400	11,734
	Kuala Lampur Kepg (Food products)	1,883,200	7,490

			44,981

	South Korea - 2.1%
	Hyundai Motor Company (Automobiles)	243,830	23,017
	LG Household & Health Care, Ltd. (Household products)	113,280	25,366
	MegaStudy Co., Ltd. (Diversified consumer services)	82,150	16,826
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	121,920	24,887

			90,096

	Taiwan - 1.6%
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	12,961,000	18,237
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	17,971,000	35,565
	Yuanta Financial Holding Co., Ltd. (Capital markets)	21,244,000	15,656

			69,458

	Thailand - 0.1%
	CP ALL PCL (Food & staples retailing)	5,265,500	3,168

International Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Japan - 13.3%
	Canon, Inc. (Office electronics)	812,300	$32,546
	Daikin Industries, Ltd. (Building products)	983,000	35,216
	Fanuc, Ltd. (Machinery)	172,600	15,415
	Fast Retailing Co., Ltd. (Specialty retail)	495,100	62,535
	Gree, Inc. (Internet software & services)	98,400	5,351
	Honda Motor Company, Ltd. (Automobiles)	2,415,300	73,352
	Jupiter Telecommunications Co., Ltd. (Media)	31,219	30,189
	Kabu.com Securities Co., Ltd. (Capital markets)	6,840	8,244
	Kakaku.com, Inc. (Internet software & services)	1,720	6,313
	Keyence Corporation (Electronic equipment, instruments & components)	102,000	21,731
	Komatsu, Ltd. (Machinery)	1,686,300	31,469
	K’s Holdings Corporation (Specialty retail)	254,200	8,506
	Kurita Water Industries, Ltd. (Machinery)	624,900	22,370
	Miraca Holdings, Inc. (Health care equipment & supplies)	95,238	3,107
	Misumi Group, Inc. (Trading companies & distributors)	459,700	9,608
	Nitori Company, Ltd. (Specialty retail)	193,670	16,478
	Park24 Co., Ltd. (Commercial services & supplies)	550,000	6,312
	Point, Inc. (Specialty retail)	269,890	17,815
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	421,000	25,828
	Softbank Corp. (Wireless telecommunication services)	2,415,300	52,940
	Start Today Co., Ltd. (Internet & catalog retail)	4,086	8,222
	Sumitomo Trust & Banking Co., Ltd. (Commercial banks)	5,263,000	27,809
	Terumo Corporation (Health care equipment & supplies)	483,100	26,495
	Unicharm Petcare (Food products)	170,600	6,354
	YAHOO! Japan Corporation (Internet software & services)	67,252	22,786

			576,991

	Asia - 8.7%
	Australia - 5.0%
	BHP Billiton Limited - ADR (Metals & mining)	1,848,608	60,968
	Cochlear Limited (Health care equipment & supplies)	189,775	11,161
	Energy Resources of Australia Limited (Oil, gas & consumable fuels)	453,536	10,050
	JB Hi-Fi Limited (Specialty retail)	705,334	12,323
	QBE Insurance Group Limited (Insurance)	2,519,681	53,276
	Woolworths Limited (Food & staples retailing)	1,180,651	30,431
	WorleyParsons Limited (Energy equipment & services)	1,507,045	39,309

			217,518

	Hong Kong - 1.9%
	Li & Fung, Ltd. (Distributors)	12,402,000	49,689
	Noble Group Limited (Trading companies & distributors)	19,729,240	34,029

			83,718

	New Zealand - 0.1%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	2,004,068	4,741

	Singapore - 1.7%
	Capitaland, Ltd. (Real estate management & development)	9,622,000	25,230
	Olam International, Ltd. (Food & staples retailing)	17,002,400	29,952
	Wilmar International, Ltd. (Food products)	4,508,000	20,081

			75,263

	Emerging Latin America - 3.7%
	Brazil - 2.6%
	BM&F Bovespa S.A. (Diversified financial services)	2,547,400	18,779
*	GP Investments, Ltd. (Capital markets)	2,289,700	12,666
*	GVT Holding S.A. (Diversified telecommunication services)	737,400	16,878
	Localiza Rent a Car S.A. (Road & rail)	1,387,800	13,873
	Lojas Renner S.A. (Multiline retail)	445,800	7,816
	MRV Engenharia e Particpacpoes, S.A. (Household durables)	157,488	3,022
	Natura Cosmeticos S.A. (Personal products)	1,542,900	27,825
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	198,000	1,643
	Redecard S.A. (IT services)	276,600	4,255
	SLC Agricola S.A. (Food products)	619,200	5,327

			112,084

	Mexico - 0.4%
	Banco Compartamos S.A. de C.V. (Consumer finance)	1,776,700	6,490
*	Megacable Holdings S.A.B. de C.V. (Media)	4,944,400	9,342

			15,832

	Panama - 0.2%
	Copa Holdings, S.A. (Airlines)†	178,644	7,948

	Peru - 0.5%
	Credicorp, Ltd. (Commercial banks)†	256,929	19,979

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 3.7%
	Israel - 0.5%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	414,379	$20,951
	South Africa - 2.8%
*	Aspen Pharmacare Holdings Limited (Pharmaceuticals)	2,161,407	17,865
	MTN Group, Ltd. (Wireless telecommunication services)	1,864,227	30,412
	Naspers Limited (Media)	1,331,400	45,576
	Shoprite Holdings Limited (Food & staples retailing)	1,688,207	13,945
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	881,078	14,820

			122,618

	Turkey - 0.4%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	456,372	18,668

	Canada - 2.4%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	2,164,015	49,145
*	Consolidated Thompson (Metals & mining)	744,572	3,818
	Niko Resources Ltd. (Oil, gas, & consumable fuels)	215,653	16,869
	Shoppers Drug Mart Corporation (Food & staples retailing)	274,900	11,282
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	835,002	23,740

			104,854

	Total Common Stock - 95.5% (cost $3,264,698)		4,142,031

	Convertible Bond
	Brazil - 0.1%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**	$2,875	1,698

	Total Investment in Convertible Bond - 0.1% (cost $1,504)		1,698

	Investment in Affiliate
	William Blair Ready Reserves Fund	6,375,754	6,376

	Total Investment in Affiliate - 0.1% (cost $6,376)		6,376

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.096%, due 10/1/09	$6,000	6,000

	Total Short-term Investments - 0.1% (cost $6,000)		6,000

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/09, due 10/1/09, repurchase price $154,643, collateralized by FHLMC, 1.625% due 7/22/11	$154,643	154,643

	Total Repurchase Agreement - 3.6% (cost $154,643)		154,643

	Total Investments - 99.4% (cost $3,433,221)		4,310,748
	Cash and other assets, less liabilities - 0.6%		26,955

	Net assets - 100.0%		$4,337,703

*	Non-income producing securities

†	U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the net assets at September 30, 2009. This security was also deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2009 (unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	19.7%
Financials	18.5%
Industrials	17.7%
Consumer Staples	10.2%
Information Technology	8.7%
Materials	8.2%
Energy	7.4%
Health Care	5.7%
Telecommunication Services	2.8%
Utilities	1.1%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	19.9%
Euro	17.8%
Japanese Yen	13.9%
Hong Kong Dollar	6.2%
Indian Rupee	6.1%
Australian Dollar	5.3%
Swiss Franc	5.1%
United States Dollar	3.4%
South African Rand	3.0%
Brazilian Real	2.7%
Singapore Dollar	2.6%
Danish Krone	2.5%
Indonesian Rupiah	2.3%
South Korean Won	2.2%
New Taiwan Dollar	1.7%
Swedish Krona	1.6%
Canadian Dollar	1.4%
Malaysian Ringgit	1.1%
All Other Currencies	1.2%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 32.6%
	Denmark - 2.2%
	Novo-Nordisk A/S (Pharmaceuticals)	75,589	$4,754
*	Vestas Wind Systems A/S (Electrical equipment)	21,779	1,587

			6,341

	France - 5.2%
	Alstom S.A. (Electrical equipment)	61,599	4,511
	Iliad S.A. (Diversified telecommunication services)	26,033	2,940
	Schneider Electric S.A. (Electrical equipment)	35,842	3,647
	Vinci S.A. (Construction & engineering)	72,272	4,104

			15,202

	Spain - 5.2%
	Banco Santander S.A. (Commercial banks)	188,476	3,045
	Iberdrola Renovables (Independent power producers & energy traders)	440,227	2,172
	Inditex Group (Specialty retail)	74,344	4,275
	Telefonica, S.A. (Diversified telecommunication services)	198,398	5,489

			14,981

	Germany - 2.0%
	E. ON AG (Electric utilities)	70,052	2,965
	SAP AG (Software)	56,610	2,745

			5,710

	Ireland- 2.3%
	CRH plc (Materials)	108,301	2,999
*	Ryanair Holdings plc - ADR (Airlines)	123,573	3,589

			6,588

	Belgium - 1.8%
	Anheuser-Busch Inbev S.A. NV (Beverages)	114,071	5,232

	Italy - 1.5%
	Saipem SpA (Energy equipment & services)	144,413	4,362

	Netherlands - 1.0%
*	Qiagen N.V. (Life sciences tools & services)	138,654	2,938

	Sweden - 1.0%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	49,450	2,780

	Switzerland - 10.4%
*	ABB, Ltd. (Electrical equipment)	185,210	3,724
*	Actelion, Ltd. (Biotechnology)	52,820	3,284
	Credit Suisse Group AG (Capital markets)	144,539	8,042
	GAM Holding, Ltd. (Capital market)	46,877	2,351
	Nestle S.A. (Food products)	52,099	2,224
	Roche Holdings AG (Pharmaceuticals)	27,019	4,369
	Sonova Holding AG (Health care equipment & supplies)	13,953	1,412
	Zurich Financial Services (Insurance)	19,632	4,681

			30,087

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 20.1%
	AMEC plc (Energy equipment & services)	169,630	2,055
	Amlin plc (Insurance)	250,883	1,540
*	Autonomy Corporation plc (Software)	159,082	4,154
*	Barclays plc (Commercial banks)	757,691	4,490
	BG Group plc (Oil, gas & consumable fuels)	322,559	5,622
	British Sky Broadcasting Group plc (Media)	579,780	5,311
	Capita Group plc (Professional services)	227,115	2,627
	Experian plc (Professional Services)	241,165	2,036
	HSBC Holdings plc (Commercial banks)	417,600	4,781
	Petrofac Limited (Energy equipment & services)	151,819	2,403
	Reckitt Benckiser plc (Household products)	100,877	4,939
	Rolls-Royce Group plc (Aerospace & defense)	606,763	4,578
	Rotork plc (Electronic equipment & instruments)	81,441	1,474
	Standard Chartered plc (Commercial banks)	160,260	3,959
	Tullow Oil plc (Oil, gas & consumable fuels)	230,798	4,176
	Vedanta Resources plc (Metals & mining)	128,820	3,921

			58,066

	Emerging Asia - 13.8%
	China - 4.9%
	China Life Insurance Co., Ltd. (Insurance)	739,000	3,224
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,360,000	2,927
	China Railway Construction Corporation Limited (Construction & engineering)	1,952,000	2,586
	CNOOC Limited (Oil, gas & consumable fuels)	2,109,000	2,843
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	829,000	2,543

			14,123

	India - 5.4%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	67,822	3,266
	Bharti Airtel, Ltd. (Wireless telecommunication services)	357,084	3,098
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	369,339	1,999
	HDFC Bank, Ltd.- ADR (Commercial banks)	14,646	1,734
	Infosys Technologies, Ltd. (IT services)	113,572	5,421

			15,518

	Indonesia - 0.9%
	PT Bank Rakyat Indonesia (Commercial banks)	3,299,500	2,544

	Taiwan - 2.6%
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	156,312	2,598
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	1,515,000	2,132
	Taiwan Semiconductor, Ltd. (Semiconductors & semiconductor equipment)	1,402,344	2,775

			7,505

	Issuer	Shares	Value
	Japan - 10.1%
	Daikin Industries, Ltd. ( Building product)	75,500	2,705
	Fast Retailing Co., Ltd. (Specialty retail)	17,800	2,248
	Honda Motor Co., Ltd. (Automobiles)	112,300	3,410
	Jupiter Telecommunications Co., Ltd. (Media)	3,017	2,917
	Keyence Corporation (Electronic equipment, instruments & components industry)	18,900	4,027
	Kurita Water Industries, Ltd (Machinery)	123,700	4,428
	Mitsubishi Corporation (Trading companies & distribution)	184,200	3,705
	Sumitomo Trust & Banking Co., Ltd. (Commercial banks)	475,000	2,510
	Terumo Corporation (Health care equipment & supplies)	58,500	3,208

			29,158

	Asia - 7.5%
	Australia - 2.7%
	BHP Billiton Limited - ADR (Metals & mining)	40,880	2,698
	Woolworths Limited (Food & staples retailing)	95,278	2,456
	WorleyParsons Limited (Energy equipment & services)	99,977	2,608

			7,762

	Hong Kong - 2.7%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	223,900	1,582
	Li & Fung, Ltd. (Distributors)	778,000	3,117
	Noble Group Limited (Trading companies & distributors)	1,869,000	3,224

			7,923

	Singapore - 2.1%
	Capitaland, Ltd. (Real estate management & development)	1,200,000	3,146
	Wilmar International, Ltd. - ADR (Food products)	678,000	3,020

			6,166

	Emerging Europe, Mid-East, Africa - 5.7%
	Israel - 2.1%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	119,063	6,020

	South Africa - 2.8%
	MTN Group, Ltd. (Wireless telecommunication services)	268,069	4,373
	Naspers, Ltd. (Media)	109,600	3,752

			8,125

	Turkey - 0.8%
	Turkiye Garanti Bankasi A.S.- ADR (Commercial banks)	614,632	2,335

	Canada - 5.6%
	Agnico-Eagle Mines Limited (Metals & mining)†	15,818	1,073
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	133,733	3,037
	Canadian National Railway Company (Road & rail)†	89,341	4,377
	Goldcorp Holdings Co. (Metals & Mining)†	50,995	2,059
*	Research In Motion Limited (Communications equipment)†	31,400	2,121
	Shoppers Drug Mart Corporation (Food & staples retailing)	44,132	1,811
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	56,352	1,602

			16,080

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Emerging Latin America - 2.2%
	Brazil - 2.2%
	BM&F BOVESPA S.A. (Diversified financial services)	348,971	$2,572
	Petroleo Brasileiro S.A.- ADR (Oil, gas & consumable fuels)	43,041	1,976
	Redecard S.A. (IT services)	42,500	654
	Weg S.A. (Machinery)	127,500	1,215

			6,417

	Total Common Stock - 97.6% (cost $227,459)		281,963

	Preferred Stocks
	Brazil - 1.2%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	176,723	3,491

	Total Preferred Stocks - 1.2% (cost $1,941)		3,491

	Investment in Affiliate
	William Blair Ready Reserves Fund	4,954	5

	Total Investment in Affiliate - 0.0% (cost $5)		5

	Repurchase Agreement
	State Street Bank and Trust Company, 0.020% dated 9/30/09, due 10/1/09, repurchase price $3,712, collateralized by Treasury Bill, 0.160% due 3/18/10	$3,712	3,712

	Total Repurchase Agreement - 1.3% (cost $3,712)		3,712

	Total Investments - 100.1% (cost $233,117)		289,171
	Liabilities, plus cash and other assets - (0.1)%		(131)

	Net assets - 100.0%		$289,040

*	Non-income producing securities

†	U.S. Listed Foreign Common Stock

ADR = American Depository Receipt

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2009 (unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	19.9%
Industrials	19.6%
Consumer Discretionary	11.2%
Energy	11.0%
Information Technology	10.4%
Health Care	9.1%
Consumer Staples	6.9%
Telecommunication Services	5.6%
Materials	4.5%
Utilities	1.8%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	18.7%
Euro	18.0%
Swiss Franc	10.5%
Japanese Yen	10.2%
U.S. Dollar	9.4%
Hong Kong Dollar	8.3%
Indian Rupee	5.4%
Singapore Dollar	3.3%
South African Rand	2.8%
Brazilian Real	2.8%
New Taiwan Dollar	2.6%
Danish Krone	2.2%
Australian Dollar	1.8%
Canadian Dollar	1.2%
Swedish Krona	1.0%
All Other Currencies	1.8%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 28.2%
	Austria - 0.6%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	49,102	$2,362

	Denmark - 0.5%
	SimCorp A/S (Software)	9,564	1,970

	Finland - 0.5%
	F-Secure OYJ (Software)	421,752	1,797

	France - 5.8%
	April Group S.A. (Insurance)	93,090	3,931
	bioMerieux S.A. (Health care equipment & supplies)	51,161	5,639
*	Boursorama (Capital markets)	80,032	949
	EDF Energies Nouvelles S.A. (Independent power providers & energy trader)	70,020	3,873
*	Gemalto N.V. (Computers & peripherals)	140,585	6,575
	Orpea (Heath care providers & services)	33,469	1,548

			22,515

	Germany - 3.0%
	Aixtron Aktiengesellschaft AG (Semiconductors & semiconductor equipment)	187,075	5,089
	CTS Eventim AG (Media)	64,688	2,922
	Wire Card AG (IT services)	308,742	3,670

			11,681

	Greece - 0.3%
	Jumbo S.A. (Specialty retail)	81,239	1,074

	Ireland - 1.6%
*	Norkom Group plc (Software)	420,974	789
	Paddy Power plc (Hotels, restaurants, & leisure)	171,978	5,239

			6,028

	Italy - 3.6%
	Ansaldo STS SpA (Transportation infrastructure)	183,635	3,765
	Diasorin SpA (Health care equipment & supplies)	156,384	5,258
	Trevi Finanziaria SpA (Construction & engineering)	286,794	4,993

			14,016

	Luxembourg - 1.5%
	Oriflame Cosmetics S.A. - GDR (Personal products)	112,800	5,783

	Netherlands - 2.8%
	BinckBank N.V. (Capital markets)	211,309	3,759
*	Qiagen N.V. (Life sciences tools & services)	339,529	7,194

			10,953

	Norway - 0.3%
	Opera Software ASA (Internet software & services)	344,905	1,348

	Portugal - 1.5%
	Jeronimo Martins (Food & staples retailing)	660,581	5,785

	Spain - 1.3%
	Tecnicas Reunidas S.A. (Energy equipment & services)	92,914	5,092

	Switzerland - 4.9%
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	34,680	3,110
	Partners Group Global Opportunities, Ltd. (Capital markets)	70,849	8,650
*	Temenos Group AG (Software)	302,288	7,106

			18,866

	Japan - 20.3%
	ABC-Mart, Inc. (Specialty retail)	140,614	4,373
	Aeon Delight Co., Ltd. (Commercial services & supplies)	123,000	1,737
	EPS Co., Ltd. (Life sciences tools & services)	301	1,248
	Exedy Corporation (Auto components)	163,200	3,584
	FamilyMart Co., Ltd. (Food & staples retailing)	105,500	3,392
	Goldcrest Co., Ltd. (Real estate management & development)	105,300	3,175
	Gree, Inc. (Internet software & services)	70,060	3,810
	kabu.com Securities Co., Ltd. (Capital markets)	3,053	3,680
	Kakaku.com, Inc. (Internet software & services)	862	3,164
	K’s Holdings Corporation (Specialty retail)	58,500	1,957
	Kurita Water Industries, Ltd. (Machinery)	214,300	7,672
	Miraca Holdings Inc. (Health care equipment & supplies)	28,175	919
	MISUMI Group Inc. (Trading companies & distributors)	151,500	3,166
	Nabtesco Corporation (Machinery)	251,000	2,985
	Nitori Company, Ltd. (Specialty retail)	98,750	8,402
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	808	3,654
	Park24 Co., Ltd. (Commercial services & supplies)	403,500	4,631
	Point, Inc. (Specialty retail)	65,290	4,310
	Seven Bank, Ltd. (Commercial banks)	1,381	3,414
	So-net M3, Inc. (Health care technology)	218	762
	Start Today Co., Ltd. (Internet & catalog retail)	300	604
	Unicharm Petcare Corporation (Food products)	100,505	3,743
	USS Co., Ltd. (Specialty retail)	57,090	3,396
	Zappallas, Inc. (Internet software & services)	436	821

			78,599

	United Kingdom - 18.4%
	Aberdeen Asset Management plc (Capital markets)	1,550,801	3,729
	Aggreko plc (Commercial services & supplies)	198,493	2,233
	Amlin plc (Insurance)	880,140	5,403
	Ashmore Group plc (Capital markets)	512,810	2,057
*	ASOS plc (Internet & catalog retail)	134,225	752
*	Autonomy Corporation plc (Software)	207,340	5,414
*	The Berkeley Group Holdings plc (Household durables)	187,979	2,667
*	Blinkx plc (Internet software & services)	4,126,394	1,254
	BlueBay Asset Management plc (Capital markets)	172,385	815
	Britvic plc (Beverages)	462,201	2,607
*	Ceres Power Holdings plc (Electrical equipment)	204,721	678
	Chemring Group plc (Aerospace & defense)	109,890	4,300
*	Climate Exchange plc (Diversified financial services)	79,513	1,053
	Connaught plc (Commercial services & supplies)	244,975	1,588
*	Dana Petroleum plc (Oil, gas, & consumable fuels)	148,252	3,334
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	432,379	2,020
*	Heritage Oil plc (Oil, gas, & consumable fuels)	73,985	584
	Intertek Group plc (Professional services)	98,397	1,999
	Michael Page International (Professional services)	344,317	1,846
	Micro Focus International plc (Software)	245,994	1,401
	Mothercare plc (Multiline retail)	230,075	2,076
	Next plc (Multiline retail)	125,283	3,595
	Petrofac, Ltd.(Energy equipment & services)	277,444	4,391
	RPS Group plc (Commercial services & supplies)	1,139,987	4,103
	Serco Group plc (Commercial services & supplies)	510,993	4,133
*	Telecity Group plc (Internet software & services)	337,654	1,731
	Ultra Electronic Holdings plc (Aerospace & defense)	82,263	1,763
	Wellstream Holdings plc (Energy equipment & services)	355,692	3,479

			71,005

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)
	Asia - 10.1%
	Australia - 4.6%
	Cochlear Limited (Health care equipment & supplies)	117,934	$6,936
	JB Hi-Fi Limited (Specialty retail)	183,719	3,210
	SEEK Limited (Professional services)	198,324	960
*	Sino Gold Mining Limited (Metals & mining)	313,570	1,860
	WorleyParsons Limited (Energy equipment & services)	178,646	4,660

			17,626

	Hong Kong - 3.8%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	725,200	5,125
	Noble Group Limited (Trading companies & distributors)	5,541,000	9,557

			14,682

	New Zealand - 0.5%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	762,204	1,803

	Singapore - 1.2%
	Midas Holdings Limited (Metals & mining)	2,703,000	1,632
	Olam International, Ltd. (Food & staples retailing)	1,696,700	2,989

			4,621

	Emerging Asia - 9.5%
	China - 7.8%
	China Green (Holdings) Limited (Food products)	1,623,898	1,376
	China High Speed Transmission (Electrical equipment)	947,000	1,935
	Comba Telecom Systems Holdings Limited (Communications equipment)	3,366,941	3,417
*	E-House (China) Holdings Limited - ADR (Real estate management & development)	176,084	3,761
	Geely Automobile Holdings Limited (Automobiles)	14,395,000	3,909
	Golden Eagle Retail Group, Ltd. (Multiline retail)	688,000	1,155
	Li Ning Co., Ltd. (Textile, apparel & luxury goods)	636,373	1,952
	Lonking Holdings Limited (Machinery)	2,374,000	1,354
	Minth Group Limited (Auto components)	3,573,384	3,203
*	Netease.com, Inc. - ADR (Internet software & services)	18,673	853
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	340,800	1,124
	Wasion Group Holdings Limited (Electronic equipment, instruments, & components)	2,768,000	2,434
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	2,210,865	3,836

			30,309

	India - 0.5%
	Lupin Limited (Pharmaceuticals)	85,143	2,007

	South Korea - 1.2%
	Megastudy Co., Ltd. (Diversified consumer services)	15,793	3,235
	Taewoong Co., Ltd. (Machinery)	18,900	1,210

			4,445

	Canada - 3.8%
	First Quantum Minerals Ltd. (Metals & mining)	17,001	1,112
	Niko Resources Ltd. (Oil, gas, & consumable fuels)	38,664	3,024
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	233,992	2,898
*	Red Back Mining Inc. (Metals & mining)	165,390	1,858
	Ritchie Bros. Auctioneers Incorporated (Commercial services & supplies)†	55,468	1,361
*	TriStar Oil & Gas, Ltd. (Oil, gas & consumable fuels)	277,868	4,062
*	WesternZagros Resources Ltd. (Oil, gas & consumable fuels)	195,325	394

			14,709

	Emerging Europe, Mid-East, Africa - 3.2%
	Egypt - 0.5%
	Egyptian Financial Group - Hermes Holding S.A.E. (Capital markets)	376,477	2,046

	South Africa - 2.5%
*	Aspen Pharmacare Holdings, Limited (Pharmaceuticals)	217,779	1,800
	Mr Price Group Limited (Specialty retail)	206,963	939
	Shoprite Holdings, Limited (Food & staples retailing)	618,196	5,106
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	109,203	1,837

			9,682

	Turkey - 0.2%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	21,198	867

	Emerging Latin America - 2.5%
	Brazil - 2.5%
*	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	86,403	985
	Brasil Brokers Participacoes S.A. (Real estate management & development)	174,400	595
*	GVT Holding S.A. (Diversified telecommunication services)	120,044	2,748
	Localiza Rent a Car S.A. (Road & rail)	399,600	3,995
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	58,500	485
	Rodobens Negocioa Imobiliarios S.A. (Household durables)	91,500	929

			9,737

	Total Common Stock - 96.0% (cost $290,517)		371,408

	Convertible Bond
	Brazil - 0.2%
	Lupatech S.A., 6.500% due 4/15/18 (Machinery)**	$959	566

	Total Convertible Bond - 0.2% (cost $502)		566

	Investment in Affiliate
	William Blair Ready Reserves Fund	488,871	489

	Total Investment in Affiliate - 0.1% (cost $489)		489

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.096%, due 10/1/09	$500	500

	Total Short-term Investments - 0.1% (cost $500)		500

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.020% dated 9/30/09, due 10/1/09, repurchase price $11,275, collateralized by FHLMC, 1.625%, due 7/22/11	$11,275	11,275

	Total Repurchase Agreement - 2.9% (cost $11,275)		11,275

	Total Investments - 99.3% (cost $303,283)		384,238
	Cash and other assets, less liabilities - 0.7%		2,740

	Net assets - 100.0%		$386,978

*	Non-income producing securities

†  U.S. listed foreign security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.14% of the net assets at September 30, 2009. This security was also deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2009 (unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	21.0%
Consumer Discretionary	18.9%
Information Technology	15.5%
Financials	13.6%
Health Care	9.8%
Energy	9.2%
Consumer Staples	8.5%
Materials	1.7%
Utilities	1.0%
Telecommunication Services	0.8%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	21.9%
Japanese Yen	21.1%
British Pound Sterling	19.1%
Hong Kong Dollar	8.3%
Swiss Franc	5.1%
Australian Dollar	4.7%
Singapore Dollar	3.8%
Canadian Dollar	3.6%
Brazilian Real	2.8%
South African Rand	2.6%
U.S. Dollar	1.6%
Swedish Krone	1.6%
South Korean Won	1.2%
All other currencies	2.6%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks -Emerging Asia - 54.3%
	China - 20.8%
	Angang Steel Company Limited (Metals & mining)	3,194,000	$5,962
	Anhui Conch Cement Company Limited (Construction materials)	884,000	5,862
*	Baidu, Inc. - ADR (Internet software & services)	18,425	7,205
	Belle International Holdings Limited (Specialty retail)	4,348,200	4,443
	China Dongxiang (Group) Co., Ltd. (Textiles, apparel, & luxury goods)	6,764,000	4,499
	China High Speed Transmission (Electrical equipment)	1,124,000	2,296
	China Life Insurance Co., Ltd. (Insurance)	3,075,000	13,415
	China Mobile, Ltd. (Wireless telecommunication services)	761,300	7,456
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,962,000	4,223
	China Railway Construction Corporation Limited (Construction & engineering)	7,487,000	9,920
	China Shenhua Energy Company Limited (Oil, gas, & consumable fuels)	2,483,906	10,766
	China Vanke Co., Ltd. (Real estate management & development)	5,021,052	6,296
*	China Zhongwang Holdings Limited (Metals & mining)	4,942,000	4,859
	CNOOC Limited (Oil, gas & consumable fuels)	12,025,000	16,212
	Dongfeng Motor Group Company Limited (Automobiles)	8,502,000	8,993
	Geely Automobile Holdings Limited (Automobiles)	8,290,000	2,252
	Golden Eagle Retail Group, Ltd. (Multiline retail)	1,033,000	1,734
	Guangzhou R&F Properties Co., Ltd. (Real estate management & development)	1,130,400	1,973
	Hengan International Group Co., Ltd. (Personal products)	739,000	4,461
	Industrial and Commercial Bank of China (Commercial banks)	42,316,000	31,736
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	759,500	2,330
	Lonking Holdings Limited (Machinery)	3,067,000	1,750
*	Netease.com, Inc. - ADR (Internet software & services)	56,029	2,559
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	1,532,700	5,056
	Tencent Holdings, Ltd. (Internet software & services)	299,400	4,859
	Wasion Group Holdings Limited (Electronic equipment, instruments, & components)	2,256,000	1,984
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	1,199,861	2,082
	Zijin Mining Group Company Limited (Metals & mining)	8,598,000	8,396
	ZTE Corporation (Communications equipment)	1,521,200	7,995

			191,574

	India - 8.1%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	173,745	8,368
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	800,362	4,331
	Dabur India Limited (Personal products)	483,582	1,425
	Financial Technologies (India) Limited (Software)	71,919	2,056
	HDFC Bank, Ltd. (Commercial banks)	142,230	4,860
	Hero Honda Motors Limited (Automobiles)	42,725	1,481
	Housing Development Finance Corp. (Thrifts & mortgage finance)	83,012	4,791
	Infosys Technologies Limited (IT services)	281,106	13,417
	Jindal Steel & Power Limited (Metals & mining)	512,956	6,221
	Larsen & Toubro, Ltd. (Construction & engineering)	134,844	4,711
	Lupin Limited (Pharmaceuticals)	65,045	1,533
	Maruti Suzuki India Limited (Automobiles)	76,605	2,697
	Reliance Industries Limited (Oil, gas, & consumable fuels)	299,390	13,632
	Unitech Limited (Real estate management & development)	2,156,500	4,784

			74,307

	Indonesia - 2.9%
	PT Astra International Tbk (Automobiles)	3,259,500	11,180
	PT Bank Rakyat Indonesia (Commercial banks)	14,654,500	11,300
*	PT Ciputra Development Tbk (Real estate management & development)	16,677,500	1,270
	PT United Tractors Tbk (Machinery)	1,836,500	2,951

			26,701

	Issuer	Shares	Value
	Emerging Asia (continued) - 54.3%
	Malaysia - 2.0%
	Bumiputra-Commerce Holdings Berhad (Commercial banks)	4,324,900	$13,836
	IOI Corporation Berhad (Food products)	2,913,900	4,359

			18,195

	South Korea - 11.7%
	Amorepacific Corporation (Personal products)	6,858	4,910
	Hyundai Mobis (Auto components)	56,062	7,861
	Hyundai Motor Company (Automobiles)	157,600	14,877
	LG Household & Health Care, Ltd. (Household products)	34,460	7,716
	Megastudy Co., Ltd. (Diversified consumer services)	25,936	5,312
*	NHN Corporation (Internet software & services)	62,796	9,215
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	42,870	29,597
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	72,132	14,724
	Shinsegae Co., Ltd. (Food & staples retailing)	20,750	10,448
	Taewoong Co., Ltd. (Machinery)	42,971	2,752

			107,412

	Taiwan - 8.0%
	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	281,779	938
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments, & components)	4,619,100	18,444
	HTC Corporation (Computers & peripherals)	418,850	4,585
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	726,142	12,069
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	3,370,000	4,742
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	14,216,947	28,135
	Yuanta Financial Holding Co., Ltd. (Capital markets)	6,376,000	4,699

			73,612

	Thailand - 0.8%
	CP ALL PCL (Food & staples retailing)	8,102,300	4,875
	Minor International PCL (Hotels, restaurants, & leisure)	5,447,300	2,022

			6,897

	Emerging Latin America - 18.9%
	Brazil - 10.5%
*	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	218,000	2,486
	BM&F BOVESPA S.A. (Diversified financial services)	994,100	7,328
*	BR Malls Participacoes S.A. (Real estate management & development)	408,000	4,813
	Brasil Brokers Participacoes S.A. (Real estate management & development)	306,500	1,045
	Companhia de Bebidas das Americas-AMBEV - ADR (Beverages)	173,428	14,266
*	GP Investments, Ltd. - GDR (Capital markets)	487,800	2,698
*	GVT Holding S.A. (Diversified telecommunication services)	326,800	7,480
*	Hypermarcas S.A. (Household products)	275,614	5,397
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	204,615	3,211
	Localiza Rent a Car S.A. (Road & rail)	575,200	5,750
	Lojas Renner S.A. (Multiline retail)	158,100	2,772
*	Lupatech S.A. (Machinery)	30,200	441
	MRV Engenharia e Participacoes, S.A. (Household durables)	255,160	4,897
	Natura Cosmeticos S.A. (Personal products)	370,700	6,686
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas, & consumable fuels)	7,400	5,660
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	139,300	1,156
	Redecard S.A. (IT services)	84,000	1,292
	Rodobens Negocioa Imobiliarios S.A. (Household durables)	152,500	1,548
	SLC Agricola S.A. (Food products)	127,800	1,099
	Totvs S.A. (Software)	60,500	2,971
	Vale S.A. - ADR (Metals & mining)	617,610	14,285

			97,281

Emerging Markets Growth Fund

Portfolio of Investments, June 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Emerging Latin America (continued) - 18.9%
	Chile - 0.9%
	S.A.C.I. Falabella S.A. (Multiline retail)	1,881,017	$8,280

	Columbia - 0.6%
	Ecopetrol S.A. (Oil, gas, & consumable fuels)	4,134,789	5,830

	Mexico - 5.9%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	5,207,900	11,402
	Banco Compartamos S.A.B. de C.V. (Consumer finance)	591,300	2,160
*	Desarrolladora Homex S.A.B. de C.V. - ADR (Household durables)	159,474	6,025
	Fomento Economico Mexicano S.A.B. de C.V. - ADR (Beverages)	310,165	11,802
	Grupo Televisa S.A.B. de C.V. - ADR (Media)	463,878	8,623
*	Megacable Holdings S.A.B. de C.V. (Media)	1,158,400	2,189
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	3,652,400	12,665

			54,866

	Panama - 0.2%
	Copa Holdings S.A. (Airlines)†	36,845	1,639

	Peru - 0.8%
	Credicorp, Ltd. (Commercial banks)†	93,550	7,274

	Emerging Europe, Mid-East, Africa - 18.0%
	Czech Republic - 1.3%
	CEZ (Electric utilities)	228,059	12,247

	Egypt - 1.0%
	Egyptian Financial Group - Hermes Holding S.A.E. (Capital markets)	490,836	2,667
	Orascom Construction Industries (Construction & engineering)	156,861	6,693

			9,360

	Israel - 1.6%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	300,350	15,186

	Russia - 4.7%
	Magnit - CLS (Food & staples retailing)†	221,146	13,192
	Mobile TeleSystems OJSC - ADR (Wireless telecommunication services)	189,503	9,147
	Novatek OAO - GDR (Oil, gas, & consumable fuels)	107,550	5,334
*	Vimpel-Communications OJSC - ADR (Diversified telecommunication services)	191,416	3,581
*	X 5 Retail Group N.V. - GDR (Food & staples retailing)	479,750	11,707

			42,961

	South Africa - 6.7%
	AngloGold Ashanti Limited (Metals & mining)	217,181	8,807
*	Aspen Pharmacare Holdings Limited (Pharmaceuticals)	544,422	4,500
	Mr Price Group Limited (Specialty retail)	519,279	2,355
	MTN Group, Ltd. (Wireless telecommunication services)	670,543	10,939
	Naspers, Ltd. (Media)	318,287	10,895
	Shoprite Holdings Limited (Food & staples retailing)	867,298	7,164
	Standard Bank Group Limited (Commercial banks)	1,065,745	13,835
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	183,503	3,087

			61,582

	Turkey - 1.3%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	31,812	1,301
	Coca Cola Icecek A.S. (Beverages)	300,966	2,145
	Turkiye Garanti Bankasi A.S. (Commercial banks)	2,345,464	8,910

			12,356

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa (continued) - 18.0%
	United Arab Emirates - 1.4%
	Aldar Properties PJSC (Real estate management & development)	3,679,382	$6,078
	DP World, Ltd. (Transportation infrastructure)†	11,937,604	6,685

			12,763

	Total Common Stock - 91.2% (cost $618,324)		840,323

	Preferred Stock
	Brazil - 5.3%
	All America Latin Logistica (Road & rail)	576,900	4,448
	Itau Unibanco Banco Multiplo S.A. (Commercial banks)	781,854	15,755
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,445,480	28,557

			48,760

	Total Preferred Stock - 5.3% (cost $34,759)		48,760

	Convertible Bond
	Brazil - 0.1%
	Lupatech S.A., 6.500% 4/15/18 (Machinery)**	1,602	946

	Total Convertible Bond - 0.1% (cost $838)		946

	Investment in Affiliate
	William Blair Ready Reserves Fund	66,212	66

	Total Investment in Affiliate - 0.0% (cost $66)		66

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.096%, due 10/1/09	$2,000	2,000

	Total Short-Term Investments - 0.2% (cost $2,000)		2,000

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.020% dated 9/30/09 due 10/1/09, repurchase price $36,707, collateralized by FHLMC, 1.625%, due 7/22/11	$36,707	36,707

	Total Repurchase Agreement - 4.0% (cost $36,707)		36,707

	Total Investments - 100.8% (cost $692,694)		928,802
	Liabilities, plus cash and other assets - (0.8)%		(7,077)

	Net assets - 100.0%		$921,725

*	Non-income producing securities

†	U.S. listed Foreign Security

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.10% of the net assets at September 30, 2009. This security was also deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2009 (unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.8%
Information Technology	17.1%
Consumer Staples	14.1%
Consumer Discretionary	13.6%
Energy	10.1%
Industrials	7.2%
Materials	6.1%
Telecommunication Services	5.6%
Health Care	3.0%
Utilities	1.4%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	20.4%
U.S. Dollar	15.6%
Brazilian Real	13.3%
South Korean Won	12.1%
Indian Rupee	8.4%
New Taiwan Dollar	8.2%
South African Rand	6.9%
Mexican Nuevo Peso	3.2%
Indonesian Rupiah	3.0%
Malaysian Ringgit	2.0%
Turkish Lira Spot	1.4%
Czech Koruna	1.4%
Egyptian Pound	1.1%
All Other Currencies	3.0%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 62.0%
	China - 23.6%
*	Baidu.com, Inc. - ADR (Internet software & services)	2,837	$1,109
	Belle International Holdings Limited (Specialty retail)	1,239,000	1,266
	China Dongxiang (Group) Co., Ltd. (Textiles, apparel, & luxury goods)	922,000	613
	China Life Insurance Co., Ltd. (Insurance)	260,000	1,134
	China Overseas Land & Investment, Ltd. (Real estate management & development)	450,240	969
	China Shenhua Energy Company Limited (Oil, gas, & consumable fuels)	515,000	2,232
	China Vanke Co., Ltd. (Real estate management & development)	843,697	1,058
	CNOOC Limited (Oil, gas & consumable fuels)	769,000	1,037
*	Ctrip.com International, Ltd. - ADR (Hotels, restaurants, & leisure)	13,077	769
	Dongfeng Motor Group Company Limited (Automobiles)	1,496,000	1,582
	Hengan International Group Co., Ltd. (Personal products)	367,000	2,215
	Industrial and Commercial Bank of China (Commercial banks)	4,366,000	3,274
*	Netease.com, Inc. - ADR (Internet software & services)	17,287	790
	Tencent Holdings, Ltd. (Internet software & services)	183,400	2,977
	Want Want China Holdings Limited (Food products)	1,584,000	930
	Zijin Mining Group Company Limited (Metals & mining)	1,112,000	1,086
	ZTE Corporation (Communications equipment)	265,000	1,393

			24,434

	India - 13.9%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	26,945	1,298
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	402,170	2,176
	HDFC Bank, Ltd. (Commercial banks)	43,779	1,496
	Housing Development Finance Corp. (Thrifts & mortgage finance)	28,086	1,621
	Infosys Technologies Limited (IT services)	30,323	1,447
	Jindal Steel & Power Limited (Metals & mining)	147,755	1,792
	Larsen & Toubro, Ltd. (Construction & engineering)	34,143	1,193
	Maruti Suzuki India Limited (Automobiles)	45,856	1,614
	Nestle India Limited (Food products)	20,755	977
	Unitech Limited (Real estate management & development)	372,200	826

			14,440

	Indonesia - 4.9%
	PT Astra International Tbk (Automobiles)	545,000	1,869
	PT Bank Rakyat Indonesia (Commercial banks)	2,640,500	2,036
	PT United Tractors Tbk (Machinery)	729,500	1,172

			5,077

	Malaysia - 1.7%
	Bumiputra-Commerce Holdings Berhad (Commercial banks)	538,000	1,721

	South Korea - 10.2%
	Hyundai Mobis (Auto components)	9,328	1,308
	Hyundai Motor Company (Automobiles)	26,150	2,469
*	NHN Corporation (Internet software & services)	7,606	1,116
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	4,820	3,328
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	5,218	1,065
	Shinsegae Co., Ltd. (Food & staples retailing)	2,450	1,234

			10,520

	Taiwan - 7.7%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	322,000	1,286
	Mediatek Inc. (Semiconductors & semiconductor equipment)	131,200	2,181
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	958,000	1,348
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	1,168,919	2,313
	Yuanta Financial Holding Co., Ltd. (Capital markets)	1,186,000	874

			8,002

	Issuer	Shares or Principal Amount	Value
	Emerging Latin America - 15.8%
	Brazil - 11.3%
	BM&F Bovespa S.A. (Diversified financial services)	320,990	2,366
	Companhia de Bebidas das Americas-AMBEV - ADR (Beverages)	20,812	1,712
	Cyrela Brazil Realty (Household durables)	90,000	1,171
	Natura Cosmeticos S.A. (Personal products)	116,300	2,097
	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	39,075	1,794
	Vale S.A. - ADR (Metals & mining)	108,189	2,502

			11,642

	Mexico - 3.5%
	America Movil S.A.B. de C.V. - ADR (Wireless telecommunication services)	34,265	1,502
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	615,000	2,133

			3,635

	Peru - 1.0%
	Credicorp, Ltd. (Commercial banks)†	13,398	1,042

	Emerging Europe, Mid-East, Africa - 13.5%
	Israel - 1.8%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	37,736	$1,908

	Russia - 4.9%
	Magnit-CLS (Food & staples retailing)†	18,412	1,098
	Sberbank - CLS (Commercial banks)†	432,327	869
*	Vimpel-Communications OJSC - ADR (Diversified telecommunication services)	79,413	1,485
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	64,150	1,563

			5,015

	South Africa - 4.7%
	MTN Group, Ltd. (Wireless telecommunication services)	58,394	953
	Naspers, Ltd. (Media)	92,800	3,177
	Standard Bank Group Limited (Commercial banks)	55,596	722

			4,852

	Turkey - 2.1%
	Turkiye Garanti Bankasi A.S. (Commercial banks)	568,426	2,159

	United Kingdom - 2.9%
	Vedanta Resources plc (Metals & mining)	97,435	2,965

	Total Common Stock - 94.2% (cost $67,859)		97,412

	Preferred Stock
	Brazil - 4.7%
	Banco Itau Holding Financeira S.A. (Commercial banks)	115,185	2,321
	Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	127,592	2,521

			4,842

	Total Preferred Stock - 4.7% (cost $2,420)		4,842

	Investment in Affiliate
	William Blair Ready Reserves Fund	440,263	440

	Total Investment in Affiliate - 0.4% (cost $440)		440
	Total Investments - 99.3% (cost $70,719)		102,694
	Cash and other assets, less liabilities - 0.7%		741

	Net assets - 100.0%		$103,435

* Non-income producing securities

† U.S. listed Foreign Security

ADR = American Depository Receipt

GDR = Global Depository Receipt

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2009 (unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	25.0%
Information Technology	18.9%
Consumer Discretionary	15.5%
Consumer Staples	13.6%
Energy	9.5%
Materials	8.2%
Telecommunication Services	3.8%
Industrials	3.6%
Health Care	1.9%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	21.3%
U.S. Dollar	17.7%
Indian Rupee	14.1%
South Korean Won	10.3%
Brazilian Real	10.2%
New Taiwan Dollar	7.8%
Indonesian Rupiah	5.0%
South African Rand	4.8%
British Pound Sterling	2.9%
New Turkish Lira	2.1%
Mexican Nuevo Peso	2.1%
Malaysian Ringgit	1.7%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Value Discovery Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 35.1%
	American Campus Communities, Inc.	32,665	$877
*	Argonaut Group, Inc. †	14,562	490
	Astoria Financial Corporation	27,445	303
	Boston Private Financial Holdings, Inc.	77,739	506
	Delphi Financial Group, Class “A”	35,235	797
*	Eagle Bancorp, Inc.	31,541	302
	First Busey Corporation	74,507	350
	FirstMerit Corporation	32,242	614
	First Niagara Financial Group, Inc.	40,710	502
	First Potomac Realty Trust	57,847	669
	Glacier Bancorp, Inc.	17,590	263
	Hanover Insurance Group, Inc.	22,995	950
	Highwoods Realty L.P.	25,295	796
	Iberiabank Corporation	18,245	831
	Lasalle Hotel Properties	48,272	949
*	Markettaxess Holdings, Inc.	53,505	645
	MB Financial, Inc.	19,315	405
	MeadowBrook Insurance Group, Inc.	62,680	464
	Mid-American Apartment Communities, Inc.	18,535	837
	Newalliance Bancshares, Inc.	41,395	443
	Old National Bancorp	69,312	776
	Onebeacon Insurance Group, Ltd. †	39,773	546
	Platinum Underwriters Holdings, Ltd. †	14,635	525
*	Proassurance Corporation	7,090	370
	Realty Income Corporation	27,785	713
*	SVB Financial Group	17,015	736
	SWS Group, Inc.	47,360	682
*	Texas Capital Bancshares, Inc.	45,860	772
	UMB Financial Corp.	6,560	265
	Umpqua Holdings Corporation	73,745	782
*	Western Alliance Bancorporation	72,020	454

			18,614

	Industrials - 17.8%
	Acuity Brands, Inc.	16,260	524
*	ATC Technology Corporation	23,565	466
	Belden, Inc.	28,670	662
*	EMCOR Group, Inc.	20,540	520
*	Esco Technologies, Inc.	13,495	532
	G & K Services, Inc.	18,945	420
*	Graftech International, Ltd.	50,110	737
	Granite Construction Incorporated	17,265	534
	Interface, Inc., Class “A”	77,285	641
	Kaydon Corporation	15,775	511
*	K-Tron International, Inc.	2,925	278
*	Old Dominion Freight Line, Inc.	15,705	478
*	On Assignment, Inc.	67,785	397
*	Orbital Sciences Corporation	35,745	535
	Quanex Building Products Corporation	37,870	544
	Robbins & Myers, Inc.	21,895	514
	Simpson Manufacturing Co., Inc.	17,475	441
	Tal International Group, Inc.	30,740	437
	Werner Enterprises, Inc.	14,035	261

			9,432

	Information Technology - 11.9%
	ADTRAN, Inc.	28,245	693
*	Atmel Corporation	131,660	552
*	Avid Technology, Inc.	41,951	591
	Cognex Corporation	24,390	400
	EarthLink, Inc.	75,770	637
*	Parametric Technology Corporation	55,075	761
*	Semitool, Inc.	72,949	616
*	Sybase, Inc.	20,970	816
*	Ultra Clean Holdings, Inc.	132,043	681
	United Online, Inc.	72,150	580

			6,327

	Issuer	Shares	Value
	Consumer Discretionary - 9.1%
*	AFC Enterprises, Inc.	59,609	$502
	Ameristar Casinos, Inc.	37,585	593
*	Cavco Industries, Inc.	7,100	252
	Christopher & Banks Corporation	71,077	481
*	Gaylord Entertainment Company	36,330	730
	Interactive Data Corporation	20,163	529
*	Jack In The Box, Inc.	24,220	496
*	Jo-Ann Stores, Inc.	21,965	589
*	Maidenform Brands, Inc.	39,785	639

			4,811

	Materials - 5.8%
*	Intrepid Potash, Inc.	20,549	485
	Minerals Technologies, Inc.	11,795	561
*	Polyone Corporation	84,290	562
*	RTI International Metals, Inc.	10,740	268
	Silgan Holdings, Inc.	14,065	742
	Texas Industries, Inc.	10,240	430

			3,048

	Utilities - 5.7%
	ALLETE, Inc.	19,055	640
	Avista Corporation	28,700	580
	Cleco Corporation	21,980	551
	Northwest Natural Gas Company	14,922	622
	South Jersey Industries, Inc.	18,445	651

			3,044

	Energy - 5.5%
	Berry Petroleum Company	22,710	608
*	Forest Oil Corporation	38,203	748
*	Goodrich Petroleum Corporation	21,340	551
	St. Mary Land & Exploration Company	16,520	536
*	TETRA Technologies, Inc.	50,125	486

			2,929

	Health Care -4.1%
*	Kensey Nash Corporation	23,595	683
*	Magellan Health Services	14,150	440
*	Mednax, Inc.	11,268	619
*	Zoll Medical Corporation	19,270	415

			2,157

	Consumer Staples - 3.2%
	Flowers Foods, Inc.	15,820	416
	J&J Snack Foods	11,652	503
	Spartan Stores, Inc.	56,475	798

			1,717

	Total Common Stock - 98.2% (cost $49,284)		52,079

	Preferred Stock
	Callaway Golf Company, 7.5% Series “B”	3,140	394

	Total Preferred Stock - 0.7% (cost $322)		394

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,605	4

	Total Investment in Affiliate - 0.0% (cost $4)		4

	Repurchase Agreement
	State Street Bank and Trust Company, 0.020% dated 9/30/09, due 10/1/09, repurchase price $ 398, collateralized by U.S. Treasury Bill, 0.160%, due 3/18/10	$397,858	398

	Total Repurchase Agreement - 0.8% (cost $398)		398

	Total Investments - 99.7% (cost $50,008)		52,875
	Cash and other assets, less liabilities - 0.3%		156

	Net assets - 100.0%		$53,031

* Non-income producing

† U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Bond Fund

Portfolio of Investments, September 30, 2009 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 46.2%
U.S. Treasury Inflation Indexed Notes/Bonds - 1.8%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/13	$586	$606
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	1,068	1,136
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	655	843

Total U.S. Treasury Inflation Indexed Notes/Bonds	2,309	2,585

U.S. Treasury - 2.7%
U.S. Treasury Note, 4.750%, due 5/15/14	895	998
U.S. Treasury Note, 4.750%, due 8/15/17	1,300	1,448
U.S. Treasury Note, 3.125%, due 5/15/19	1,500	1,476

Total U.S. Treasury Obligations	3,695	3,922

Government National Mortgage Association (GNMA) - 0.6%
GNR 2006-67 GB, 4.250%, due 9/16/34, VRN	750	789

Total GNMA Mortgage Obligations	750	789

Federal Home Loan Mortgage Corp. (FHLMC) - 6.7%
#G90024, 7.000%, due 1/20/13	76	80
#G30093, 7.000%, due 12/1/17	47	52
#G30255, 7.000%, due 7/1/21	105	116
#G12792, 4.500%, due 12/1/21	695	732
#D95897, 5.500%, due 3/1/23	341	362
#G30372, 5.000%, due 9/1/27	825	862
#G10728, 7.500%, due 7/1/32	366	411
#C01385, 6.500%, due 8/1/32	528	568
#A62179, 6.000%, due 6/1/37	1,206	1,290
#A63539, 6.000%, due 7/1/37	1,657	1,772
#G03170, 6.500%, due 8/1/37	1,393	1,492
#A78138, 5.500%, due 6/1/38	1,733	1,828

Total FHLMC Mortgage Obligations	8,972	9,565

Federal National Mortgage Association (FNMA) - 34.4%
#535559, 7.500%, due 9/1/12	272	277
#598453, 7.000%, due 6/1/15	3	3
#689612, 5.000%, due 5/1/18	601	640
#695910, 5.000%, due 5/1/18	998	1,064
#747903, 4.500%, due 6/1/19	529	557
#745735, 5.000%, due 3/1/21	810	857
#253847, 6.000%, due 5/1/21	363	390
#900725, 6.000%, due 8/1/21	288	309
#255956, 5.500%, due 10/1/25	2,730	2,891
#545437, 7.000%, due 2/1/32	278	307
#545759, 6.500%, due 7/1/32	3,007	3,244
#254548, 5.500%, due 12/1/32	1,312	1,381
#555522, 5.000%, due 6/1/33	669	694
#190337, 5.000%, due 7/1/33	804	835
#190340, 5.000%, due 9/1/33	2,547	2,644
#254868, 5.000%, due 9/1/33	1,229	1,276
#555800, 5.500%, due 10/1/33	579	610
#555783, 4.500%, due 10/1/33	2,295	2,340
#555880, 5.500%, due 11/1/33	673	709
#725027, 5.000%, due 11/1/33	993	1,031
#756153, 5.500%, due 11/1/33	1,542	1,622
#725231, 5.000%, due 2/1/34	1,022	1,060
#725205, 5.000%, due 3/1/34	1,964	2,039
#725220, 5.000%, due 3/1/34	951	988
#725232, 5.000%, due 3/1/34	2,847	2,956
#725238, 5.000%, due 3/1/34	1,731	1,797
#725424, 5.500%, due 4/1/34	724	762
#725611, 5.500%, due 6/1/34	626	659
#786546, 6.000%, due 7/1/34	1,221	1,308
#190353, 5.000%, due 8/1/34	523	543
#745092, 6.500%, due 7/1/35	849	916
#848782, 6.500%, due 1/1/36	1,217	1,309

	NRSRO Rating	Principal Amount	Value
Federal National Mortgage Association (FNMA) - (continued)
#849191, 6.000%, due 1/1/36		$136	$146
#745349, 6.500%, due 2/1/36		1,663	1,783
#893318, 6.500%, due 8/1/36		365	393
#256859, 5.500%, due 8/1/37		1,618	1,690
#928561, 6.000%, due 8/1/37		1,037	1,108
#948689, 6.000%, due 8/1/37		1,948	2,061
#888967, 6.000%, due 12/1/37		1,766	1,879
#934006, 6.500%, due 9/1/38		2,078	2,245

Total FNMA Mortgage Obligations		46,808	49,323

Non-Agency Mortgage-Backed Obligations - 0.9%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	281	239
LSSCO, 2004-2, Tranche M2,
2.640%, due 2/28/33, VRN*	CC	168	44
FHASI, 2004-AR4, Tranche 3A1,
4.624%, due 8/25/34, VRN	AAA	602	556
Chase Mortgage Finance Corporation, 2006-A1, Tranche 2A3,
6.000%, due 9/25/36	B3	700	489

Total Consumer Asset-Backed Securities		1,751	1,328

Consumer Asset-Backed Securities - 3.1%
Ford Credit Auto Owner Trust, 2009-D, A2,
1.210%, due 1/15/12	AAA	500	501
Chase Issuance Trust, 2009-A6, A6,
1.093%, due 7/16/12	AAA	1,500	1,506
AESOP Funding II, LLC, 2009-2A, A,
5.680%, due 2/20/13	Aaa	1,100	1,100
First Plus 1997-4 M1,
7.640%, due 9/11/23	AA	199	199
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	133	86
CWL, 2003-5, Tranche MF2,
5.959%, due 11/25/33	Aa3	206	113
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5,
6.455%, due 7/25/34	A	463	99
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
5.635%, due 5/25/35	AA+	91	82
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2A,
4.840%, due 6/25/35	AAA	40	40
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2C,
4.950%, due 6/25/35	AAA	19	19
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B,
6.500%, due 6/25/35	AAA	25	25
Mid-State Trust 2004-1, Tranche A,
6.005%, due 8/15/37	AAA	681	612

Total Non-Agency Mortgage-Backed Obligations		4,957	4,382

Corporate Obligations - 48.5%
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	500	523
General Dynamics,
1.800%, due 7/15/11	A	500	503
Morgan Stanley Dean Witter & Co.,
6.600%, due 4/1/12	A	545	592
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	1,000	1,063
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB	400	446
Boeing capital Corporation,
5.800%, due 1/15/13	A+	850	929
Wells Fargo & Company,
4.375%, due 1/31/13	AA-	350	361
The Kroger Co.,
5.500%, due 2/1/13	BBB	430	458
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa2	550	592
Weatherford International Ltd.,
5.150%, due 3/15/13	BBB+	650	683
John Deere Capital Corporation,
4.500%, due 4/3/13	A	700	740
Citigroup,
5.500%, due 4/11/13	A+	1,500	1,535
General Electric Capital Corporation,
4.800%, due 5/1/13	AA+	600	623
Novartis Capital Corporation,
4.125%, due 2/10/14	Aa2	600	634
CME Group, Inc.,
5.750%, due 2/15/14	AA	700	766

Principal Amount	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
PACCAR, Inc.,
6.875%, due 2/15/14	AA-	800	901
PepsiAmericas, Inc.,
4.375%, due 2/15/14	A+	300	313
American Movil S.A.B. de C.V.,
5.500%, due 3/1/14	A3	700	732
Coca-Cola Enterprises, Inc.,
7.375%, due 3/3/14	A	$1,000	$1,174
Smith International, Inc.,
8.625%, due 3/15/14	BBB+	970	1,114
General Electric Capital Corporation,
5.900%, due 5/13/14	AA+	225	241
Bank of America,
7.375%, due 5/15/14	A+	700	779
American Express Company,
7.250%, due 5/20/14	A+	500	562
Capital One Financial Corporation,
7.375%, due 5/23/14	A-	1,235	1,378
State Street Corporation,
4.300%, due 5/30/14	A+	350	368
Hewlett-Packard Company,
4.750%, due 6/2/14	A+	800	859
St. Jude Medical, Inc.,
3.750%, due 7/15/14	A	1,000	1,017
Petrohawk Energy Corporation,
10.500%, due 8/1/14	B	1,000	1,075
Macquarie Group,
7.300%, due 8/1/14	A2	1,000	1,068
SBC Communications Inc.,
5.100%, due 9/15/14	A	1,250	1,348
Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	A1	545	574
CODELCO, Inc. - 144A,*
4.750%, due 10/15/14	A1	400	422
Georgia-Pacific, LLC,
7.000%, due 1/15/15	BB-	1,000	985
DuPont (E.I.) de Nemours and Company,
4.750%, due 3/15/15	A	500	536
Yum! Brands, Inc.,
4.250%, due 9/15/15	BBB-	350	358
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	750	791
Yum! Brands, Inc.,
6.250%, due 4/15/16	BBB-	700	752
Owens-Brockway,
7.375%, due 5/15/16	BB+	750	761
MetLife, Inc.,
6.750%, due 6/1/16	A2	1,000	1,116
SABMiller plc,
6.500%, due 7/1/16	BBB+	700	759
Petrobras International Finance Company,
6.125%, due 10/6/16	Baa1	400	427
DuPont (E.I.) de Nemours and Company,
5.250%, due 12/15/16	A	500	540
Comcast Corporation,
6.500%, due 1/15/17	BBB+	350	384
Corrections Corporation of America,
7.750%, due 6/1/17	BB	575	594
ERP Operating Limited Partnership,
5.750%, due 6/15/17	A-	1,100	1,090
J.P. Morgan Chase & Co.,
6.125%, due 6/27/17	A1	600	632
BB&T Corporation,
4.900%, due 6/30/17	A2	665	654
American Express,
6.150%, due 8/28/17	A+	1,000	1,050
IBM Corporation,
5.700%, due 9/14/17	A+	1,250	1,378
Exelon Generation Company, LLC.,
6.200%, due 10/1/17	A3	1,100	1,201
Toll Brothers Finance Corporation,
8.910%, due 10/15/17	BBB-	950	1,077
Union Pacific Corporation,
5.750%, due 11/15/17	BBB	800	858
Wells Fargo & Company,
5.625%, due 12/11/17	AA-	1,000	1,050
Kohl’s Corporation,
6.250%, due 12/15/17	BBB+	350	383

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
The Goldman Sachs Group, Inc.,
6.150%, due 4/1/18	A1	950	999
Morgan Stanley,
6.625%, due 4/1/18	A	950	1,005
General Electric Capital Corporation,
5.625%, due 5/1/18	AA+	350	348
Philip Morris International, Inc.,
5.650%, due 5/16/18	A+	1,000	1,064
Time Warner Cable,
6.750%, due 7/1/18	BBB	1,000	1,105
Verizon Communications, Inc.,
8.750%, due 11/1/18	A	330	412
Merrill Lynch & Co., Inc.,
6.875%, due 11/15/18	A+	1,075	1,135
Anheuser-Busch InBev,
7.750%, due 1/15/19	BBB+	700	828
FedEx Corporation,
8.000%, due 1/15/19	BBB	750	912
CSX Corporation,
7.375%, due 2/1/19	BBB-	800	941
Honeywell International, Inc.,
5.000%, due 2/15/19	A	925	974
Pfizer, Inc.,
6.200%, due 3/15/19	AAA	1,250	1,409
Abbott Laboratories,
5.125%, due 4/1/19	AA	900	954
BHP Billiton Finance (USA) Limited,
6.500%, due 4/1/19	A+	1,300	1,508
Owens Corning,
9.000%, due 6/15/19	BBB-	950	1,020
Jeffries Group, Inc.,
8.500%, due 7/15/19	BBB	1,300	1,376
Discovery Communications, LLC,
5.625%, due 8/15/19	Baa2	500	513
Roper Industries, Inc.,
6.250%, due 9/1/19	BBB-	1,225	1,272
Halliburton Company,
6.150%, due 9/15/19	A	1,250	1,402
Iron Mountain Incorporated,
8.000%, due 6/15/20	B+	1,000	1,005
Ras Laffan Lng II,
5.298%, due 9/30/20*	Aa2	400	400
Southwest Airlines Co.,
6.150%, due 8/1/22	A+	701	701
The Kroger Co.,
8.000%, due 9/15/29	BBB	325	416
Conoco Funding Company,
7.250%, due 10/15/31	A1	400	481
Kohl’s Corporation,
6.000%, due 1/15/33	BBB+	400	395
Pacific Gas and Electric Company,
6.050%, due 3/1/34	A	750	834
Wisconsin Electric Power Company,
5.700%, due 12/1/36	A1	500	540
Comcast Corporation,
6.450%, due 3/15/37	BBB+	650	688
J.P. Morgan Chase & Co.,
6.400%, due 5/15/38	Aa3	350	392
Cox Communications, Inc.,
6.950%, due 6/1/38	BBB	350	378
General Electric Capital Corporation,
6.875%, due 1/10/39	AA+	750	785
ConocoPhillips Company,
6.500%, due 2/1/39	A1	400	461
Verizon Communications, Inc.,
8.950%, due 3/1/39	A	600	822
Florida Power and Light Group Capital, Inc.,
6.650%, due 6/15/67, VRN	A3	300	276

Total Corporate Obligations		64,421	69,500

Total Investments - 98.7% (cost $134,328)		133,663	141,394

Cash and other assets, less liabilities - 1.3%			1,874

Net Assets - 100.0%			$143,268

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

*	Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.60% of the net assets at September 30, 2009.

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2009 (all dollars in thousands) (unaudited)

		Principal Amount	Value
U.S. Government and U.S. Government Agency - 32.9%
U.S. Treasury Inflation Indexed Notes/Bonds - 1.4%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17		$1,602	$1,704

U.S. Treasury - 4.2%
U.S. Treasury Note, 2.250%, due 5/31/14		400	401
U.S. Treasury Note, 5.125%, due 5/15/16		2,000	2,281
U.S. Treasury Note, 4.750%, due 8/15/17		1,075	1,198
U.S. Treasury Note, 3.125%, due 5/15/19		1,400	1,378

Total U.S. Treasury Obligations		4,875	5,258

Government National Mortgage Association (GNMA)- 0.3%
#780405, 9.500%, due 11/15/17		213	231
#357322, 7.000%, due 9/15/23		158	174

Total Government National Mortgage Association		371	405

Federal Home Loan Mortgage Corp. (FHLMC) - 6.7%
#E00436, 7.000%, due 6/1/11		103	107
#M80952, 5.000%, due 6/1/11		475	483
#G10708, 6.500%, due 8/1/12		72	76
#E72924, 7.000%, due 10/1/13		380	400
#E81697, 8.000%, due 5/1/15		1,076	1,165
#E81703, 7.000%, due 5/1/15		469	498
#E81908, 8.500%, due 12/1/15		88	101
#J02184, 8.000%, due 4/1/16		788	844
#G90022, 8.000%, due 9/17/16		337	360
#E90398, 7.000%, due 5/1/17		803	864
#M30028, 5.500%, due 5/1/17		80	83
#C67537, 9.500%, due 8/1/21		37	41
#D95621, 6.500%, due 7/1/22		2,299	2,489
#A45790, 7.500%, due 5/1/35		648	728

Total FHLMC Mortgage Obligations		7,655	8,239

Freddie Mac Gold Pool (FG) - 0.3%
#B13459, 4.500%, due 4/1/19		369	389

Federal National Mortgage Association (FNMA) - 20.0%
#695512, 8.000%, due 9/1/10		38	38
#725479, 8.500%, due 10/1/10		25	26
#313816, 6.000%, due 4/1/11		59	62
#577393, 10.000%, due 6/1/11		42	43
#577395, 10.000%, due 8/1/11		180	187
#254788, 6.500%, due 4/1/13		176	185
#725315, 8.000%, due 5/1/13		189	201
#593561, 9.500%, due 8/1/14		208	226
#567027, 7.000%, due 9/1/14		792	843
#567026, 6.500%, due 10/1/14		704	754
#458124, 7.000%, due 12/15/14		115	123
#576554, 8.000%, due 1/1/16		842	917
#256106, 5.000%, due 2/1/16		1,330	1,389
#576553, 8.000%, due 2/1/16		1,372	1,525
#555747, 8.000%, due 5/1/16		155	165
#735569, 8.000%, due 10/1/16		916	995

	NRSRO Rating	Principal Amount	Value
Federal National Mortgage Association (FNMA) - 20.0% - (continued)
#725410, 7.500%, due 4/1/17		601	637
#643217, 6.500%, due 6/1/17		267	288
#679247, 7.000%, due 8/1/17		961	1,056
#888979, 6.000%, due 12/1/17		1,121	1,190
#695910, 5.000%, due 5/1/18		998	1,064
#689334, 5.000%, due 10/1/18		238	254
#740847, 6.000%, due 10/1/18		663	711
#323501, 6.500%, due 1/1/19		204	222
#255358, 5.000%, due 9/1/19		313	331
#852864, 7.000%, due 7/1/20		2,037	2,238
#458147, 10.000%, due 8/15/20		479	534
#835563, 7.000%, due 10/1/20		820	901
#E96536, 5.000%, due 10/1/20		1,284	1,367
#735574, 8.000%, due 3/1/22		517	586
#679253, 6.000%, due 10/1/22		1,165	1,251
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN		11	14
#255956, 5.500%, due 10/1/25		273	289
#806458, 8.000%, due 6/1/28		450	510
#880155, 8.500%, due 7/1/29		1,048	1,198
#797846, 7.000%, due 3/1/32		1,120	1,232
#745519, 8.500%, due 5/1/32		582	666
#654674, 6.500%, due 9/1/32		244	264
#733897, 6.500%, due 12/1/32		288	310

Total FNMA Mortgage Obligations		22,827	24,792

Non-Agency Mortgage-Backed Obligations - 4.0%
CCCIT, 2005-A3, Tranche A3,	AAA	345	345
0.569%, due 10/7/11
CCCIT, 2009-A3, Tranche A3,	AAA	965	984
2.700%, due 6/23/13
JDOT, 2009 -A, Tranche A3,	AAA	500	508
2.590%, due 10/15/13
AESOP 2009-2A,	Aaa	1,000	1,000
5.680%, due 2/20/13
MBART 2009-1 A3,	Aaa	405	405
1.670%, due 1/15/14
ABFS, 2002-2, Tranche A6,	AAA	102	101
5.850%, due 3/15/19
First Plus, 1997-4, Tranche A8,	AA	676	675
7.810%, due 9/11/23
First Plus, 1997-4, Tranche M1,	A	143	137
7.640%, due 9/11/23
First Plus, 1997-4, Tranche M2,	AA	2	2
7.830%, due 9/11/23
FIRST PLUS 1997-4 A8	A	98	96
7.810%, due 9/11/23
First Plus, 1998-2, Tranche M2,	A	256	247
8.010%, due 5/10/24
LSSCO, 2004-2, Tranche M1,	CCC	439	196
4.095%, due 2/28/33, VRN*
LSSCO, 2004-2, Tranche M2,	CC	336	88
2.640%, due 2/28/33, VRN*
ABFS, 2002-2, Tranche A-7,	AAA	14	14
5.125%, due 7/15/33
Soundview Home Equity Loan Trust, 2005-B, Tranche M1	A	229	207

5.635%, due 5/25/35
Total Non-Agency Mortgage-Backed Obligations		5,510	5,005

Income Fund

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - 62.2%
Philips Petroleum,
8.750%, due 5/25/10	A	$1,500	$1,583
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	1,450	1,516
Boeing Capital Corporation,
7.375%, due 9/27/10	A+	1,549	1,634
Pacific Gas & Electric PCG,
4.200%,due 3/1/11	A	1,250	1,294
Wisconsin Energy Corporation,
6.500%, due 4/1/11	A-	1,250	1,329
USAA Auto Owner Trust, Series 2006-2, Class A4,
5.370%, due 2/15/12	AAA	744	758
Eli Lilly & Co.,
3.550%, due 3/6/12	AA	500	524
BP Capital Markets plc,
3.125%, due 3/10/12	AA+	1,125	1,162
ERP Operating LP,
6.625%, due 3/15/12	A-	1,000	1,067
BHP Billiton Finance,
5.125%, due 3/29/12	A+	1,195	1,290
Morgan Stanley Dean Witter & Co.,
6.600%, due 4/1/12	A	1,600	1,739
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	1,500	1,595
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB	1,000	1,116
Wells Fargo & Company,
4.375%, due 1/31/13	AA-	1,400	1,446
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa2	540	581
John Deere Capital Corporation,
4.500%, due 4/3/13	A	1,000	1,057
Citigroup, Inc.,
5.500%,due 4/11/13	A+	1,000	1,023
Comet, 2009-A1, Tranche A1, VRN
1.418%,due 4/15/13	AAA	1,000	1,004
General Electric Capital Corporation,
4.800%,due 5/1/13	AA+	1,500	1,557
Novartis Capital Corp.,
4.125%, due 2/10/14	AA	1,000	1,056
CME Group, Inc.,
5.750%, due 2/15/14	AA	1,000	1,094
PACCAR, Inc.,
6.875%, due 2/15/14	AA-	1,000	1,126
PepsiAmericas, Inc.,
4.375%, due 2/15/14	A+	500	522
American Movil S.A.B. De C.V.,
5.500%, due 3/1/14	A-	1,000	1,046
Coca - Cola Enterprises, Inc.,
7.375%, due 3/3/14	A	900	1,057
General Elec Corp
5.900%, due 5/13/14	AA+	225	241
Bank Of America
7.375%, due 5/15/14	A+	500	556
Hewlett-Packard Company,
4.750%, due 6/2/14	A+	1,100	1,181
St. Jude Medical, Inc.
3.750%, due 7/15/14	A	500	509
AT&T, Inc.,
5.100%, due 9/15/14	A	1,750	1,887
Goldman Sachs Group, Inc.,
5.000%, due 9/24/14	A+	1,500	1,579
CODELCO, Inc. -144A,
4.750%, due 10/15/14*	A1	1,815	1,913
EI Du Pont de Nemours & Co.,
4.750%, due 3/15/15	A	1,200	1,286
United Technologies Corporation,
4.875%, due 5/1/15	A+	1,500	1,641
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	1,000	1,055

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - 62.2% - (continued)
YUM! Brands, Inc.,
6.250%, due 4/15/16	BBB-	1,000	1,074
SABMiller plc,
6.500%, due 7/1/16	BBB+	1,000	1,084
Petrobras International Finance Company,
6.125%, due 10/6/16	Baa1	1,000	1,067
BHP Billiton Finance,
5.400%, due 3/29/17	A+	1,000	1,081
J.P. Morgan Chase & Co.,
6.125%, due 6/27/17	A+	1,750	1,844
BB&T Corporation,
4.900%, due 6/30/17	A	1,500	1,476
Kimberly - Clark,
6.125%, due 8/1/17	A	1,000	1,139
American Express,
6.150%, due 8/28/17	A+	1,500	1,576
IBM Corporation,
5.700%, due 9/14/17	A+	1,750	1,929
Exelon Generation Company, LLC.,
6.200%, due 10/1/17	A3	2,000	2,183
Tesco plc,
5.500%, due 11/15/17	A-	1,750	1,824
Abbott Laboratories,
5.600%, due 11/30/17	AA	1,650	1,819
Wells Fargo & Company,
5.625%, due 12/11/17	AA-	750	788
Kohl’s Corporation,
6.250%, due 12/15/17	BBB+	1,000	1,093
Goldman Sachs Group, Inc.,
6.150%, due 4/1/18	A+	750	789
Morgan Stanley Dean Witter & Co.,
6.625%, due 4/1/18	A	750	793
Philip Morris International, Inc.,
5.650%, due 5/16/18	A+	1,250	1,330
Time Warner Cable, Inc.,
6.750%, due 7/1/18	BBB	1,000	1,105
Verizon Communications, Inc.,
8.750%, due 11/1/18	A	1,480	1,849
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, due 1/15/19	BBB+	1,150	1,361
FedEx Corporation,
8.000%, due 1/15/19	BBB	1,250	1,519
Honeywell International, Inc.,
5.000%, due 2/15/19	A	1,225	1,289
Procter & Gamble Co.,
4.700%, due 2/15/19	AA-	500	523
Unilever Capital Corp.,
4.800%, due 2/15/19	A+	500	525
Pfizer, Inc.,
6.200%, due 3/15/19	AAA	1,000	1,127
Jefferies Group, Inc.,
8.500%, due 7/15/19	BBB	1,100	1,164
Ras Laffan Lng II,
5.298%, due 9/30/20*	A+	1,250	1,251
Southwest Airlines Co.,
6.150%, due 8/1/22	A+	1,543	1,543

Total Corporate Obligations		71,991	77,169

Total Long Term Investments - 99.1% (cost $116,311)		115,200	122,961

Repurchase Agreement
State Street Bank and Trust Company, 0.020% dated 9/30/09, due 10/1/09, repurchase price $1,151, collateralized by U.S Treasury Bill, 0.160%, due 3/18/10		1,151	1,151

Total Repurchase Agreement - 0.9% (cost $1,151)			1,151

Total Investments - 100.0% (cost $117,463)		116,351	124,112

Liabilities, plus cash and other assets - 0.0%			(15)

Net Assets - 100.0%			$124,097

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 2.80% of the net assets at September 30, 2009.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2009 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Agency Fixed Rate Notes - 15.6%
Federal Farm Credit Bank, (FFCB),
0.800%, 2/2/10	$3,000	$3,000
Federal Home Loan Bank (FHLB),
1.050% - 5.250%, 1/15/10 - 6/11/10	55,035	55,610
Federal Home Loan Mortgage Corporation (FHLMC),
0.815% - 6.000%, 10/1/09 - 9/1/10	76,408	77,330
Federal National Mortgage Association (FNMA),
2.375% - 6.000%, 10/1/09 - 10/1/10	72,648	73,612

Total U.S. Agency Fixed Rate Notes	207,091	209,552

Fixed Rate Notes - 3.0%
American Honda Finance Corporation,
0.814%, 11/9/09	3,185	3,187
Caterpillar Financial Services,
0.588%, 10/9/09	1,000	1,000
Du Pont (E.I.) de Nemours,
4.125%, 4/30/10	14,209	14,465
General Electric Capital Corporation,
7.375% , 1/19/10	11,500	11,708
Wal-Mart Stores,
4.125%, 7/1/10	10,000	10,270

Total Fixed Rate Notes	39,894	40,630

Variable Rate Notes - 0.8%
Procter & Gamble,
0.489%, 3/9/10	11,125	11,143

Total Variable Rate Notes	11,125	11,143

Issuer	Principal Amount	Amortized Cost
Commercial Paper - 57.6%
Abbott Laboratories,
0.120% - 0.160%, 10/20/09 - 11/6/09	$50,000	$49,994
American Honda Finance Corporation,
0.200% - 0.300%, 11/18/09 - 12/11/09	20,000	19,992
Brown-Forman Corporation,
0.200% , 10/14/09	20,000	19,999
Canadian Wheat Board,
0.070% - 0.100%, 10/22/09 - 10/30/09	30,000	29,998
Caterpillar Financial Service,
0.200%, 11/10/09	15,000	14,997
Chevron Funding Corporation,
0.090%, 10/5/09	15,000	15,000
CME Group, Inc.,
0.160% - 0.180%, 10/13/09 - 11/3/09	45,000	44,994
Coca-Cola Company,
0.170% - 0.220%, 11/5/09 - 12/17/09	47,100	47,085
ConocoPhillips Qatar Funding Ltd.,
0.170% - 0.300%, 10/7/09 - 11/18/09	51,300	51,294
Du Pont (E.I.) de Nemours,
0.150% - 0.170% , 10/8/09 -10/30/09 #	40,985	40,981
Eli Lilly & Company,
0.140% , 10/2/09	10,000	10,000
General Electric Capital Corporation,
0.150% - 0.160%, 10/13/09 - 10/27/09	35,000	34,998
IBM Corporation,
0.200%, 11/9/09	15,000	14,997

Portfolio of Investments, September 30, 2009 (all amounts in thousands)

	Principal Amount	Amortized Cost
Commercial Paper (Continued)
John Deere Capital Corporation,
0.150%, 10/1/09 - 10/13/09	$15,000	$15,000
Johnson & Johnson,
0.100% - 0.220%, 10/2/09 - 10/15/09	39,000	38,999
Merck & Co., Inc.,
0.150%, 10/5/09	4,500	4,500
Netjets Inc.,
0.200%, 10/1/09	12,964	12,964
Nokia Corporation,
0.190%, 10/2/09 - 11/24/09	35,000	34,992
PACCAR Financial,
0.150% - 0.210%, 10/16/09 - 11/25/09	40,300	40,295
Pfizer Inc.,
0.130% - 0.370%, 10/27/09 - 3/9/10	45,000	44,979
Pitney Bowes Inc.,
0.140%, 10/7/09	15,000	15,000
Private Export Funding,
0.170% - 0.230%, 10/1/09 - 11/25/09	30,000	29,994
Procter & Gamble International Funding SCA,
0.180% - 0.240%, 10/15/09 - 12/9/09	31,769	31,762
Roche Holdings Inc.,
0.110% - 0.120%, 10/9/09 - 10/20/09	30,000	29,998
Toyota Credit de Puerto Rico,
0.110% - 0.220%, 10/1/09 - 10/14/09	53,000	53,000
Wal-Mart Stores Inc.,
0.070% - 0.100%, 10/13/09 - 11/3/09	30,000	29,998

Total Commercial Paper	775,918	775,810

	Principal Amount	Amortized Cost
Asset-Backed Commercial Paper - 7.5%
Chariot Funding, L.L.C.,
0.170% - 0.210%, 10/1/09 - 11/4/09	$46,449	$46,444
Govco L.L.C.,
0.210% - 0.280%, 10/14/09 - 11/25/09	45,000	44,993
Wal-Mart Funding Corporation,
0.220%, 10/8/09	10,000	10,000

Total Asset-Backed Commercial Paper	101,449	101,437

Repurchase Agreements - 15.4%
Bank of America , 0.030% dated 9/30/09 due 10/1/09, repurchase price $68,000, collateralized by FN #735284, 5.500%, due 3/1/35	68,000	68,000
Fixed Income Clearing Corporation, 0.020% dated 9/30/09, due 10/1/09, repurchase price $71,346, collateralized by FNMA, 5.000% due 3/15/16	71,346	71,346
Goldman Sachs, 0.120% dated 9/28/09 due 10/2/09, repurchase price $ 68,000, collateralized by FN #AA5781, 5.000% due 4/1/39, and by FN #AD0130, 6.500%, due 8/1/39	68,000	68,000

Total Repurchase Agreements	207,346	207,346

Total Investments - 99.9% (Cost $1,345,918)	$1,342,823	1,345,918

Cash and other assets, less liabilities - 0.1%		1,859

Net Assets - 100.0%		$1,347,777

Portfolio Weighted Average Maturity		51 Days

See accompanying Notes to Portfolios of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 26.0%
	Belgium - 2.3%
	Anheuser-Busch InBev S.A. (Beverages)	475,090	$21,791
	Colruyt SA (Food & staples retailing)	32,781	7,707

			29,498

	Denmark - 2.4%
	Novo-Nordisk A/S (Pharmaceuticals)	220,725	13,882
	Novozymes A/S (Chemicals)	66,562	6,291
	SimCorp A/S (Software)	10,961	2,258
*	Vestas Wind Systems A/S (Electrical equipment)	120,450	8,780

			31,211

	Finland - 0.1%
	F-Secure Corporation OYJ (Software)	469,261	2,000

	France - 7.4%
	Alstom S.A. (Electrical equipment)	187,482	13,730
	April Group S.A. (Insurance)	115,041	4,857
	bioMerieux S.A. (Health care equipment & supplies)	19,182	2,114
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	121,983	6,748
	Essilor International (Health care equipment & supplies)	186,893	10,672
*	Gemanlto NV (Computers & peripherals)	57,864	2,706
	Hermes International S.C.A. (Textiles, apparel & luxury goods)	48,534	7,181
	Iliad S.A. (Diversified telecommunication services)	43,211	4,881
	L Air Liquide S.A. (Chemicals)	170,946	19,479
	Orpea (Health care providers & services)	59,996	2,775
	Schneider Electric S.A. (Electrical equipment)	60,067	6,112
	Vinci S.A. (Construction & engineering)	257,540	14,626

			95,881

	Germany - 2.4%
	BASF Group (Chemicals)	288,657	15,283
	SAP (Software)	319,761	15,505

			30,788

	Ireland - 1.1%
	CRH plc (Construction materials)	370,682	10,264
	Paddy Power plc (Hotels, restaurants & leisure)	117,020	3,565

			13,829

	Italy - 0.5%
	Ansaldo STS SpA (Transportation infrastructure)	173,939	3,567
	Diasorin SpA (Health care equipment & supplies)	86,714	2,916

			6,483

	Luxembourg - 0.2%
	Oriflame Cosmetics S.A. (Personal products)	52,050	2,668

	Netherlands - 0.2%
	BinckBank N.V. (Capital markets)	128,278	2,282

	Norway - 0.2%
	Opera Software ASA (Internet software & services)	683,619	2,672

	Portugal - 0.6%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	898,967	7,873

	Spain - 2.4%
	Banco Santander, S.A. (Commercial banks)	793,206	12,814
	Iberdrola Renovables S.A. (Independent power producers & energy traders)	1,330,026	6,561
	Industria De Diseno Textile Inditex S.A. (Specialty retail)	123,719	7,114
	Tecnicas Reunidas S.A. (Energy equipment & services)	91,430	5,011

			31,500

	Sweden - 1.3%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	305,255	17,158

	Switzerland - 4.9%
*	ABB Ltd. (Electrical equipment)	304,548	6,124
*	Actelion, Ltd. (Biotechnology)	57,775	3,592
	Credit Suisse Group AG (Capital markets)	411,541	22,897
	Kuehne & Nagel International AG (Marine)	57,706	5,026
*	Orascom Development (Hotels, restaurants & leisure)	9,877	886
	Partners Group Global Opportunities, Ltd. (Capital markets)	64,500	7,874
	SGS S.A. (Professional services)	6,419	8,652
	Sonova Holding AG (Health care equipment & supplies)	57,968	5,865
*	Temenos Group AG (Software)	104,704	2,461

			63,377

	Issuer	Shares	Value
	United Kingdom - 19.0%
	Aberdeen Asset Management plc (Capital markets)	1,088,631	$2,618
	Admiral Group plc (Insurance)	198,573	3,677
	Aggreko plc (Commercial services & supplies)	238,476	2,683
	AMEC plc (Energy equipment & services)	624,661	7,566
	Amlin plc (Insurance)	896,555	5,504
	Antofagasta plc (Metals & mining)	819,991	9,974
	Ashmore Group plc (Capital markets)	718,666	2,883
*	ASOS plc (Internet & catalog retail)	334,394	1,875
*	Autonomy Corporation plc (Software)	443,484	11,579
*	Barclays plc (Commercial banks)	2,962,399	17,556
	Bellway plc (Household durables)	126,026	1,678
*	The Berkeley Group Holding plc (Household durables)	247,155	3,507
	BG Group plc (Oil, gas & consumable fuels)	1,074,005	18,719
*	Blinkx plc (Internet software & services)	2,374,700	722
	BlueBay Asset Management plc (Capital markets)	810,551	3,830
	British Sky Broadcasting Group plc (Media)	1,421,191	13,019
	Britvic plc (Beverages)	408,875	2,306
	Capita Group plc (Professional services)	805,299	9,315
	Chemring Group plc (Aerospace & defense)	112,103	4,387
*	Climate Exchange plc (Diversified financial services)	179,980	2,385
*	Dana Petroleum plc (Oil, gas & consumable fuels)	176,836	3,977
	Experian plc (Professional Services)	736,204	6,217
*	Heritage Oil plc (Oil, gas, & consumable fuels)	309,089	2,438
	Mothercare plc (Multiline retail)	231,229	2,086
	NEXT plc (Multiline retail)	418,239	12,002
	Petrofac Limited (Energy equipment & services)	441,157	6,982
	Reckitt Benckiser plc (Household products)	258,948	12,677
	Rightmove plc (Media)	107,331	954
*	Rolls-Royce Group plc (Aerospace & defense)	1,507,821	11,378
	Rotork plc (Electronic equipment & instruments)	414,880	7,507
	RPS Group plc (Commercial services & supplies)	1,148,865	4,135
	Serco Group plc (Commercial services & supplies)	741,447	5,996
	Standard Chartered plc (Commercial banks)	781,814	19,312
*	Telecity Group plc (Internet software & services)	231,427	1,186
	Tullow Oil plc (Oil, gas & consumable fuels)	299,931	5,427
	Ultra Electronic Holdings plc (Aerospace & defense)	180,123	3,860
	Vedanta Resources plc (Metals & mining)	160,938	4,898
	VT Group plc (Aerospace & defense)	690,810	6,240
	The Weir Group plc (Machinery)	342,924	3,716

			246,771

	Emerging Asia - 18.6%
	China - 5.8%
*	Baidu, Inc. - ADR (Internet software & services)	10,011	3,915
	China Dongxiang (Group) Co., Ltd. (Textiles, apparel, & luxury goods)	7,417,000	4,933
	China High Speed Transmission (Electrical equipment)	1,940,000	3,963
	China Railway Construction Corporation Limited (Construction & engineering)	2,030,000	2,690
	China Shenhua Energy Company Limited (Oil, gas, & consumable fuels)	1,313,500	5,693
*	China Zhongwang Holdings Limited (Metals & mining)	4,976,400	4,893
	CNOOC Limited (Oil, gas & consumable fuels)	5,711,000	7,699
*	Ctrip.com International, Ltd. - ADR (Hotels, restaurants, & leisure)	97,275	5,719
	Dongfeng Motor Group Company Limited (Automobiles)	8,346,000	8,828
	Geely Automobile Holdings Limited (Automobiles)	10,155,000	2,758
	Hengan International Group Co., Ltd. (Personal products)	840,000	5,070
	Industrial and Commercial Bank of China (Commercial banks)	15,858,000	11,893
	Minth Group, Ltd. (Auto components)	1,572,000	1,409
*	New Oriental Education & Technology Group, Inc. - ADR (Diversified consumer services)	39,709	3,195
	Shandong Weigao Group Medical Polymer Company, Ltd. (Health care equipment & supplies)	632,000	2,085

			74,743

	India - 5.8%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	250,578	12,069
	Educomp Solutions Limited (Diversified consumer services)	53,051	5,151
	Hero Honda Motors Limited (Automobiles)	264,512	9,168
	Housing Development Finance Corp. (Thrifts & mortgage finance)	143,899	8,304
	Infosys Technologies Limited (IT services)	243,748	11,634
	Jindal Steel & Power Limited (Metals & mining)	303,792	3,684
	Larsen & Toubro, Ltd. (Construction & engineering)	308,332	10,772
	Lupin Limited (Pharmaceuticals)	51,101	1,204
	Reliance Industries Limited (Oil, gas, & consumable fuels)	171,657	7,816
	Unitech Limited (Real estate management & development)	2,348,900	5,211

			75,013

	Indonesia - 2.2%
	PT Astra International Tbk (Automobiles)	2,673,500	9,170
	PT Bank Rakyat Indonesia (Commercial banks)	11,750,000	9,061
	PT London Sumatra Indonesia (Food products)	3,384,000	2,660
	PT United Tractors Tbk (Machinery)	4,399,500	7,068

			27,959

	Malaysia - 1.0%
	CIMB Group Holdings Berhad (Commercial banks)	2,372,300	7,590
	IOI Corporation Berhad (Food products)	2,373,200	3,550
	Kuala Lampur Kepg (Food products)	579,500	2,305

			13,445

	South Korea - 2.1%
	Hyundai Motor Company (Automobiles)	72,823	6,874
	LG Household & Health Care, Ltd. (Household products)	33,773	7,563
	MegaStudy Co., Ltd. (Diversified consumer services)	24,492	5,017
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	35,941	7,337

			26,791

	Taiwan - 1.6%
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	3,797,000	5,343
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	5,366,000	10,619
	Yuanta Financial Holding Co., Ltd. (Capital markets)	6,443,000	4,748

			20,710

	Thailand - 0.1%
	CP ALL PCL (Food & staples retailing)	1,541,200	927

	Issuer	Shares	Value
	Japan - 13.3%
	Canon, Inc. (Office electronics)	242,800	$9,728
	Daikin Industries, Ltd. (Building products)	290,400	10,404
	Fanuc, Ltd. (Machinery)	50,900	4,546
	Fast Retailing Co., Ltd. (Specialty retail)	148,000	18,694
	Gree, Inc. (Internet software & services)	31,600	1,718
	Honda Motor Company, Ltd. (Automobiles)	721,900	21,924
	Jupiter Telecommunications Co., Ltd. (Media)	9,203	8,899
	Kabu.com Securities Co., Ltd. (Capital markets)	2,039	2,458
	Kakaku.com, Inc. (Internet software & services)	545	2,000
	Keyence Corporation (Electronic equipment, instruments & components)	30,400	6,477
	Komatsu, Ltd. (Machinery)	503,500	9,396
	K’s Holdings Corporation (Specialty retail)	74,400	2,489
	Kurita Water Industries, Ltd. (Machinery)	184,200	6,594
	Miraca Holdings, Inc. (Health care equipment & supplies)	28,084	916
	Misumi Group, Inc. (Trading companies & distributors)	137,100	2,866
	Nitori Company, Ltd. (Specialty retail)	59,280	5,044
	Park24 Co., Ltd. (Commercial services & supplies)	178,100	2,044
	Point, Inc. (Specialty retail)	79,070	5,219
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	125,700	7,711
	Softbank Corp. (Wireless telecommunication services)	721,900	15,823
	Start Today Co., Ltd. (Internet & catalog retail)	1,236	2,487
	Sumitomo Trust & Banking Co., Ltd. (Commercial banks)	1,549,000	8,185
	Terumo Corporation (Health care equipment & supplies)	142,400	7,810
	Unicharm Petcare (Food products)	53,100	1,978
	YAHOO! Japan Corporation (Internet software & services)	19,771	6,699

			172,109

	Asia - 8.7%
	Australia - 5.0%
	BHP Billiton Limited - ADR (Metals & mining)	551,491	18,188
	Cochlear Limited (Health care equipment & supplies)	55,992	3,293
	Energy Resources of Australia Limited (Oil, gas & consumable fuels)	139,897	3,100
	JB Hi-Fi Limited (Specialty retail)	206,634	3,610
	QBE Insurance Group Limited (Insurance)	753,102	15,923
	Woolworths Limited (Food & staples retailing)	348,049	8,971
	WorleyParsons Limited (Energy equipment & services)	450,438	11,749

			64,834

	Hong Kong - 1.9%
	Li & Fung, Ltd. (Distributors)	3,706,000	14,848
	Noble Group Limited (Trading companies & distributors)	5,896,560	10,170

			25,018

	New Zealand - 0.1%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	614,526	1,454

	Singapore - 1.7%
	Capitaland, Ltd. (Real estate management & development)	2,838,000	7,441
	Olam International, Ltd. (Food & staples retailing)	5,022,400	8,848
	Wilmar International, Ltd. (Food products)	1,329,000	5,920

			22,209

	Emerging Latin America - 3.7%
	Brazil - 2.6%
	BM&F Bovespa S.A. (Diversified financial services)	759,500	5,599
*	GP Investments, Ltd. (Capital markets)	720,500	3,986
*	GVT Holding S.A. (Diversified telecommunication services)	217,500	4,978
	Localiza Rent a Car S.A. (Road & rail)	413,800	4,137
	Lojas Renner S.A. (Multiline retail)	130,500	2,288
	MRV Engenharia e Particpacpoes, S.A. (Household durables)	50,693	973
	Natura Cosmeticos S.A. (Personal products)	454,800	8,202
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	58,400	485
	Redecard S.A. (IT services)	83,300	1,281
	SLC Agricola S.A. (Food products)	196,800	1,693

			33,622

	Mexico - 0.4%
	Banco Compartamos S.A. de C.V. (Consumer finance)	544,800	1,990
*	Megacable Holdings S.A.B. de C.V. (Media)	1,516,100	2,864

			4,854

	Panama - 0.2%
	Copa Holdings, S.A. (Airlines)†	54,780	2,437

	Peru - 0.5%
	Credicorp, Ltd. (Commercial banks)†	76,601	5,956

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 3.7%
	Israel - 0.5%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	122,156	$6,176

	South Africa - 2.8%
*	Aspen Pharmacare Holdings Limited (Pharmaceuticals)	637,592	5,270
	MTN Group, Ltd. (Wireless telecommunication services)	564,737	9,213
	Naspers Limited (Media)	398,000	13,624
	Shoprite Holdings Limited (Food & staples retailing)	510,747	4,219
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	266,560	4,484

			36,810

	Turkey - 0.4%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	137,445	5,622

	Canada - 2.4%
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	646,798	14,689
*	Consolidated Thompson (Metals & mining)	229,669	1,178
	Niko Resources Ltd. (Oil, gas, & consumable fuels)	65,335	5,111
	Shoppers Drug Mart Corporation (Food & staples retailing)	81,100	3,328
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	245,413	6,977

			31,283

	Total Common Stock - 95.4% (cost $966,442)		1,235,963

	Convertible Bond
	Brazil - 0.1%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**	$941	556

	Total Investment in Convertible Bond - 0.1% (cost $492)		556

	Investment in Affiliate
	William Blair Ready Reserves Fund	4,535	4,535

	Total Investment in Affiliate - 0.3% (cost $4,535)		4,535

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 0.096%, due 10/1/09	$1,000	1,000

	Total Short-term Investments - 0.1% (cost $1,000)		1,000

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.030% dated 9/30/09, due 10/1/09, repurchase price $154,643, collateralized by FNMA, 5.000% due 3/15/16	$57,692	57,692

	Total Repurchase Agreement - 4.4% (cost $57,692)		57,692

	Total Investments - 100.3% (cost $1,030,161)		1,299,746
	Liabilities, plus cash and other assets - (0.3)%		(4,270)

	Net assets - 100.0%		$1,295,476

*	Non-income producing securities

†	U.S. listed foreign security

ADR = American Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the net assets at September 30, 2009. This security was also deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2009 (Unaudited)

At September 30, 2009 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	19.7%
Financials	18.5%
Industrials	17.7%
Consumer Staples	10.2%
Information Technology	8.7%
Materials	8.2%
Energy	7.4%
Health Care	5.7%
Telecommunication Services	2.8%
Utilities	1.1%

Total	100.0%

At September 30, 2009 the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	19.9%
Euro	17.8%
Japanese Yen	13.9%
Hong Kong Dollar	6.2%
Indian Rupee	6.1%
Australian Dollar	5.3%
Swiss Franc	5.1%
United States Dollar	3.4%
South African Rand	3.0%
Brazilian Real	2.7%
Singapore Dollar	2.6%
Danish Krone	2.5%
Indonesian Rupiah	2.3%
South Korean Won	2.2%
New Taiwan Dollar	1.7%
Swedish Krona	1.6%
Canadian Dollar	1.4%
Malaysian Ringgit	1.1%
All Other Currencies	1.2%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2009 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 32.2%
	Denmark - 2.2%
	Novo-Nordisk A/S (Pharmaceuticals)	99,207	$6,240
*	Vestas Wind Systems A/S (Electrical equipment)	27,976	2,039

			8,279

	France - 5.3%
	Alstom S.A. (Electrical equipment)	80,867	5,922
	Iliad S.A. (Diversified telecommunication services)	34,176	3,860
	Schneider Electric S.A. (Electrical equipment)	46,403	4,721
	Vinci S.A. (Construction & engineering)	93,566	5,313

			19,816

	Spain - 5.2%
	Banco Santander S.A. (Commercial banks)	246,339	3,979
	Iberdrola Renovables (Independent power producers & energy traders)	565,580	2,790
	Inditex Group (Specialty retail)	96,248	5,535
	Telefonica, S.A. (Diversified telecommunication services)	260,455	7,206

			19,510

	Germany - 2.0%
	E. ON AG (Electric utilities)	91,963	3,892
	SAP AG (Software)	73,284	3,554

			7,446

	Ireland- 2.3%
	CRH plc (Materials)	142,176	3,937
*	Ryanair Holdings plc - ADR (Airlines)	157,412	4,571

			8,508

	Belgium - 1.8%
	Anheuser-Busch Inbev S.A. NV (Beverages)	149,751	6,869

	Italy - 1.5%
	Saipem SpA (Energy equipment & services)	189,584	5,726

	Netherlands - 1.0%
*	Qiagen N.V. (Life sciences tools & services)	182,023	3,857

	Sweden - 1.0%
	Hennes & Maurtiz AB, Class “B” (Specialty retail)	64,950	3,651

	Switzerland - 9.9%
*	ABB, Ltd. (Electrical equipment)	243,141	4,889
*	Actelion, Ltd. (Biotechnology)	67,961	4,225
	Credit Suisse Group AG (Capital markets)	189,749	10,557
	GAM Holding, Ltd. (Capital market)	60,224	3,021
	Roche Holdings AG (Pharmaceuticals)	39,461	6,380
	Sonova Holding AG (Health care equipment & supplies)	17,949	1,816
	Zurich Financial Services (Insurance)	25,773	6,145

			37,033

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 20.3%
	AMEC plc (Energy equipment & services)	222,689	2,697
	Amlin plc (Insurance)	319,583	1,962
*	Autonomy Corporation plc (Software)	208,841	5,453
*	Barclays plc (Commercial banks)	994,689	5,895
	BG Group plc (Oil, gas & consumable fuels)	423,452	7,380
	British Sky Broadcasting Group plc (Media)	745,981	6,834
	Capita Group plc (Professional services)	294,030	3,401
	Experian plc (Professional Services)	313,126	2,644
	HSBC Holdings plc (Commercial banks)	548,000	6,274
	Petrofac Limited (Energy equipment & services)	199,307	3,154
	Reckitt Benckiser plc (Household products)	132,430	6,483
	Rolls-Royce Group plc (Aerospace & defense)	785,532	5,927
	Rotork plc (Electronic equipment & instruments)	103,742	1,877
	Standard Chartered plc (Commercial banks)	210,388	5,197
	Tullow Oil plc (Oil, gas & consumable fuels)	302,989	5,482
	Vedanta Resources plc (Metals & mining)	169,114	5,147

			75,807

	Emerging Asia - 14.2%
	China - 5.0%
	China Life Insurance Co., Ltd. (Insurance)	964,000	4,206
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,786,000	3,844
	China Railway Construction Corporation Limited (Construction & engineering)	2,559,500	3,391
	CNOOC Limited (Oil, gas & consumable fuels)	2,769,000	3,733
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,085,000	3,328

			18,502

	India - 5.6%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	89,036	4,288
	Bharti Airtel, Ltd. (Wireless telecommunication services)	537,883	4,666
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	484,865	2,624
	HDFC Bank, Ltd.- ADR (Commercial banks)	17,800	2,107
	Infosys Technologies, Ltd. (IT services)	149,096	7,116

			20,801

	Indonesia - 0.9%
	PT Bank Rakyat Indonesia (Commercial banks)	4,331,500	3,340

	Taiwan - 2.7%
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	231,462	3,847
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	1,954,000	2,749
	Taiwan Semiconductor, Ltd. (Semiconductors & semiconductor equipment)	1,805,809	3,574

			10,170

	Issuer	Shares	Value
	Japan- 10.2%
	Daikin Industries, Ltd. ( Building product)	97,100	3,479
	Fast Retailing Co., Ltd. (Specialty retail)	23,300	2,943
	Honda Motor Co., Ltd. (Automobiles)	147,400	4,477
	Jupiter Telecommunications Co., Ltd. (Media)	3,960	3,829
	Keyence Corporation (Electronic Equipment, instruments & components industry)	24,400	5,198
	Kurita Water Industries, Ltd. (Machinery)	160,600	5,749
	Mitsubishi Corporation (Trading companies & distribution)	237,000	4,767
	Sumitomo Trust & Banking Co., Ltd. (Commercial banks)	611,000	3,229
	Terumo Corporation (Health care equipment & supplies)	76,800	4,212

			37,883

	Asia- 7.7%
	Australia - 2.7%
	BHP Billiton Limited - ADR (Metals & mining)	52,623	3,474
	Woolworths Limited (Food & staples retailing)	122,408	3,155
	WorleyParsons Limited (Energy equipment & services)	131,249	3,423

			10,052

	Hong Kong - 2.8%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	288,500	2,039
	Li & Fung, Ltd. (Distributors)	1,022,000	4,095
	Noble Group Limited (Trading companies & distributors)	2,454,000	4,233

			10,367

	Singapore - 2.2%
	Capitaland, Ltd. (Real estate management & development)	1,575,000	4,130
	Wilmar International, Ltd. - ADR (Food products)	891,000	3,969

			8,099

	Emerging Europe, Mid-East, Africa - 5.8%
	Israel - 2.1%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	151,549	7,662

	South Africa - 2.9%
	MTN Group, Ltd. (Wireless telecommunication services)	351,918	5,741
	Naspers, Ltd. (Media)	143,900	4,926

			10,667

	Turkey - 0.8%
	Turkiye Garanti Bankasi A.S.- ADR (Commercial banks)	790,891	3,004

	Canada- 5.6%
	Agnico-Eagle Mines Limited (Metals & mining)†	20,322	$1,379
	Brookfield Asset Management, Inc., Class “A” (Real estate management & development)†	170,353	3,869
	Canadian National Railway Company (Road & rail)†	113,805	5,575
	Goldcorp Holdings Co. (Metals & Mining)†	65,515	2,645
*	Research In Motion Limited (Communications equipment)	40,647	2,746
	Shoppers Drug Mart Corporation (Food & staples retailing)	64,143	2,633
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	71,783	2,041

			20,888

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)
	Emerging Latin America - 2.2%
	Brazil - 2.2%
	BM&F BOVESPA S.A. (Diversified financial services)	444,571	$3,277
	Petroleo Brasileiro S.A.- ADR (Oil, gas & consumable fuels)	54,827	2,517
	Redecard S.A. (IT services)	54,400	837
	Weg S.A. (Machinery)	166,300	1,585

			8,216

	Total Common Stock - 98.2%
	(cost $287,459)		366,153

	Preferred Stocks
	Brazil - 1.2%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	225,079	4,447

	Total Preferred Stocks - 1.2% (cost $2,235)		4,447

	Investment in Affiliate
	William Blair Ready Reserves Fund	952,653	953

	Total Investment in Affiliate - 0.2% (cost $953)		953

	Repurchase Agreement
	State Street Bank and Trust Company, 0.020% dated 9/30/09 due 10/1/09, repurchase price $5,965, collateralized by U.S Treasury Bill, 0.160%, due 3/18/10	$1,137	1,137

	Total Repurchase Agreement - 0.3% (cost $1,137)		1,137

	Total Investments - 99.9% (cost $291,784)		372,690
	Cash and other assets, less liabilities - 0.1%		170

	Net assets - 100.0%		$372,860

* Non-income producing securities

† U.S. Listed Foreign Common Stock

ADR = American Depository Receipt

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2009 (unaudited)

At September 30, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.0%
Industrials	19.6%
Consumer Discretionary	11.2%
Energy	11.1%
Information Technology	10.5%
Health Care	9.3%
Consumer Staples	6.2%
Telecommunication Services	5.8%
Materials	4.5%
Utilities	1.8%

Total	100.0%

At September 30, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	18.8%
Euro	18.1%
Japanese Yen	10.2%
Swiss Franc	10.0%
U.S. Dollar	9.3%
Hong Kong Dollar	8.4%
Indian Rupee	5.6%
Singapore Dollar	3.3%
South African Rand	2.9%
Brazilian Real	2.7%
New Taiwan Dollar	2.7%
Danish Krone	2.2%
Australian Dollar	1.8%
Canadian Dollar	1.3%
Swedish Krona	1.0%
All Other Currencies	1.7%

Total	100.0%

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following seventeen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Value Discovery	Institutional International Growth
Institutional International Equity
Global Portfolio	Fixed-Income Portfolios
Global Growth	Bond
Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity ………………………………………	Long-term capital appreciation.
Global ………………………………………	Long-term capital appreciation.
International …………………………………	Long-term capital appreciation.
Fixed-Income…………………………………	High level of current income with relative stability of principal (Income) or maximize total return (Bond).
Money Market ………………………………	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), the Portfolios use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Portfolio trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Long-term, fixed-income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by the Pricing or Valuation Committee, in accordance with the Fund’s Valuation Procedures approved by the Board of Trustees. As of September 30, 2009, there were securities held in the Small Cap Growth, International Growth, International Small Cap Growth, Emerging Markets Growth and Institutional International Growth Portfolio requiring fair valuation pursuant to the Fund’s Valuation Procedures. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is recorded on an accrual basis, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Bond, Income, and Ready Reserves Portfolios were the rates in effect on September 30, 2007. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended September 30, 2009, the Bond and Income Portfolios recognized a reduction of interest income and a reduction of net realized loss of $68 and $402, respectively (in thousands). This reclassification has no effect on the net asset value of the Portfolio.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each portfolio’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, or (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income. As of September 30, 2009 the Portfolios had outstanding forward contracts as follows:

INTERNATIONAL GROWTH FUND

Short Contracts	Settlement Date Range	Local Currency	Current Value	Unrealized Gain/Loss

British Pound Sterling	10/14/09 - 10/15/09	108,416	173,256	8,109
European Monetary Unit	10/13/09	93,996	137,548	(1,536)
Swiss Franc	10/13/09 - 10/15/09	47,568	45,906	(23)

				$6,550

INTERNATIONAL EQUITY FUND

Short Contracts	Settlement Date Range	Local Currency	Current Value	Unrealized Gain/Loss

British Pound Sterling	10/14/09 - 10/15/09	1,523	2,434	$158

				$158

Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss

British Pound Sterling	10/14/09 - 10/15/09	1,523	2,434	(89)

				$(89)

INSTITUTIONAL INTERNATIONAL GROWTH FUND

Short Contracts	Settlement Date Range	Local Currency	Current Value	Unrealized Gain/Loss

British Pound Sterling	10/14/09 - 10/15/09	32,679	52,223	2,456
European Monetary Unit	10/13/09	28,057	41,057	(475)
Swiss Franc	10/15/09 - 10/15/09	14,328	13,828	(7)

				$1,974

(e) Income Taxes

Each Portfolio intends to comply with the provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies.

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios may be subject to a tax imposed on net realized gains on securities of certain foreign countries.

Each Portfolio is subject to the provisions of FASB (Financial Accounting Standards Board) Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management has evaluated the implications of FIN 48 and all of the uncertain tax positions of the Portfolios and has determined that no liability is required to be recorded in the financial statements as of December 31, 2008 and June 30, 2009.

The statute of limitations on the Portfolios’ tax returns remains open for the tax years 2005, 2006, 2007 and 2008 and those tax returns are still subject to examination.

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for Federal income tax purposes. The Portfolios also treat the deferred loss associated with current and prior year wash sales as an adjustment to the cost of investments for tax purposes. The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at September 30, 2009, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$287,764	$60,806	$8,322	$52,484
Large Cap Growth	25,191	3,276	271	3,005
Small Cap Growth	669,769	136,110	67,275	68,835
Mid Cap Growth	47,649	11,745	197	11,548
Small-Mid Cap Growth	116,569	22,419	2,682	19,737
Global Growth	30,977	7,009	422	6,587
International Growth	3,498,595	853,397	34,562	818,835
International Equity	238,444	54,513	3,739	50,774
International Small Cap Growth	310,610	79,233	5,590	73,643
Emerging Markets Growth	726,673	208,255	6,091	202,164
Emerging Leaders Growth	76,090	26,629	6	26,623
Value Discovery	51,780	3,608	2,513	1,095
Bond	134,422	7,905	933	6,972
Income	117,713	7,056	657	6,399
Ready Reserves	1,345,918	—	—	—
Institutional International Growth	1,047,409	266,347	12,042	254,305
Institutional International Equity	301,585	75,874	4,705	71,169

(f) Fair Value Measurements

The Portfolios adopted SFAS No. 157 effective January 1, 2008. In accordance with SFAS 157, “fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. SFAS 157 established a three-tier hierarchy of inputs to classify value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – Quoted prices in active markets for identical security.

•

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At September 30, 2009, the Portfolios held no other financial instruments, such as, options, futures, or foreign currency forward contracts, that required fair valuation. The Small Cap Growth Portfolio holds warrants that were valued using the intrinsic pricing method. Pursuant to this methodology, the warrants had no value at September 30, 2009.

As of September 30, 2009 the hierarchical input levels of securities in each Portfolio are as follows (in thousands):

	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Global Growth
Level 1 - Quoted prices
Common Stock	$325,178	27,796	722,159	57,993	130,318	15,805
Preferred Stock	—	—	—	—	—	420
Short-Term Investments	1,262	—	3,297	19	23	29
Level 2 - Other significant observable inputs
Common Stock	—	—	—	—	—	21,233
Short-Term Investments	13,808	400	10,131	1,185	5,965	77
Level 3 - Significant unobservable inputs
Common Stock	—	—	3,017	—	—	—

Fund Total	$340,248	28,196	738,604	59,197	136,306	37,564

	International Growth	International Equity	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Value Discovery
Level 1 - Quoted prices
Common Stock	$343,838	36,538	29,059	232,227	22,858	52,079
Preferred Stock	—	3,491	—	48,760	4,842	—
Forward Contracts	6,550	25	—	—	—	—
Short-Term Investments	6,376	5	489	66	440	4
Level 2 - Other significant observable inputs
Common Stock	3,798,193	245,425	342,349	608,096	74,554	—
Preferred Stock	—	—	—	—	—	394
Convetible Bonds	1,698	—	566	946	—	—
Short-Term Investments	160,643	3,712	11,775	38,707	—	398
Level 3 - Significant unobservable inputs
Fund Total	$4,317,298	289,196	384,238	928,802	102,694	52,875

	Bond	Income	Ready Reserves
Level 1 - Quoted Prices
US Government and Agency Bonds	$3,895	5,258
Short-Term Investments	—	—	207,346
Level 2 - Other significant observable inputs
US Government and Agency Bonds	62,289	35,528	209,552
Corporate Bonds	68,398	72,612	51,773
Asset Backed Bonds	6,812	9,563	101,437
Commercial Paper	—	—	775,810
Short-Term Investments	—	1,151
Level 3 - Significant unobservable inputs

Fund Total	$141,394	124,112	1,345,918

	Institutional International Growth	Institutional International Equity
Level 1 - Quoted prices
Common Stock	$102,974	46,915
Preferred Stock	—	4,447
Forward Contracts	1,974	32
Short-Term Investments	4,535	953
Level 2 - Other significant observable inputs
Common Stock	1,132,989	319,238
Convetible Bonds	556	—
Short-Term Investments	58,692	1,137
Level 3 - Significant unobservable inputs
Fund Total	$1,301,720	372,722

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued daily by an independent pricing service approved by the Board of Trustees.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Balance January 1, 2009	Net Purchases (Sales)	Transfers to Level 3	Change in Unrealized Gain(Loss)	Balance September 30, 2009
Small Cap Growth	$3,017	$—	$—	$—	$3,017
Bond	43	(15)	—	(28)	—
Income	1,856	(562)	—	(1,294)	—

The fair value estimate for the level 3 security in the Small Cap Portfolio was valued in good faith by the Pricing Committee, in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including but not limited to the following: the type of security, the extent of public trading of the security, information obtained from the broker-dealer for the security, analysis of the company’s performance and market trends that influence its performance. At September 30, 2009, this security represent 0.41% of the net assets of the Small Cap Growth Portfolio.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 19, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 19, 2009

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 19, 2009